UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipal Income Funds
Annual Report
August 31, 2023

Georgia    •      Maryland    •    Missouri    •    North Carolina    •    Oregon
South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2023
Eaton Vance
Municipal Income Funds

Eaton Vance
Municipal Income Funds
August 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
In the opening two months of the 12-month period ended August 31, 2023, municipal bonds posted negative returns. Municipal mutual funds experienced net outflows as investors reacted to statements by U.S. Federal Reserve (Fed) officials that the central bank was not done with interest rate hikes and fighting inflation remained its top priority. After the Fed’s third straight 0.75% federal funds rate hike in September 2022, the Bloomberg Municipal Bond Index (the Index) fell 3.84% -- its worst monthly performance in 14 years.
However, in the final months of 2022, municipal bond performance rebounded. Despite the Fed’s fourth 0.75% rate hike in November, the Index rose 4.68% -- its best monthly performance since 1986. Drivers of the rally included Fed signals that future rate hikes might be smaller, as well as growing investor demand amid lower supplies of new municipal bond issues.
Although the Fed did deliver a smaller 0.50% rate hike in December, it also raised expectations of how high rates might go in 2023. The Index -- helped by attractive yields and limited supply -- nonetheless eked out positive performance in December 2022. In January 2023, municipal bonds delivered a third straight month of positive returns, driven by the ongoing supply-demand imbalance and the return of net inflows into open-end mutual funds. In February, however, the municipal rally stalled as robust economic reports -- including unexpectedly strong job creation in January -- led investors to fear the Fed might keep rates higher for longer than previously expected.
In March 2023, municipal returns turned positive again. The second- and third-largest bank failures in U.S. history triggered a “flight to quality” that drove municipal bonds to their strongest March performance since 2008, despite the Fed announcing its ninth consecutive rate hike that month.
But from April 2023 through period-end, the municipal bond market experienced another sell-off. Although positive technical factors -- most importantly, demand that exceeded municipal bond supply -- produced brief periods of positive performance, the Fed’s tenth and eleventh rate hikes in a little over a year, in May and July 2023, overwhelmed the positive technical factors and caused municipal rates to rise and bond prices to fall. In the final month of the period, above-average supply -- reversing the previous favorable supply-demand imbalance -- plus a typical end-of-summer slowdown in coupon reinvestment, helped reduce demand for municipal bonds even more.
For the period as a whole, the Index returned 1.70% as coupon payments outpaced declining bond prices. While interest rates rose and bond prices fell across the municipal bond yield curve, the largest rate increases occurred at the long and short ends of the yield curve. In general, higher credit quality bonds outperformed high yield bonds. U.S. Treasurys, meanwhile, underperformed municipal bonds throughout the yield curve during the period.
Fund Performance
For the 12-month period ended August 31, 2023, the Georgia, Maryland, Missouri, North Carolina, Oregon, South Carolina, and Virginia Funds’ Class A shares at net asset value (NAV) underperformed their common benchmark, the Bloomberg Municipal Bond Index (the Index), which returned 1.70%.
Generally speaking, each Fund’s overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more to capture potentially higher yields and greater income relative to shorter maturity municipal issues.
State-specific Results
Eaton Vance Georgia Municipal Income Fund’s Class A shares at NAV returned 1.41%, underperforming the 1.70% return of the Index during the period. Detractors from performance versus the Index included security selections and an overweight position in the industrial development revenue sector, and security selections in the appropriation sector. In contrast, contributors to performance versus the Index included security selections and an overweight position in 4% coupon bonds, and security selections in the health care sector and in nonrated bonds.
Eaton Vance Maryland Municipal Income Fund’s Class A shares at NAV returned 1.43%, underperforming the 1.70% return of the Index during the period. Security selections in A-rated bonds, as well as security selections and overweight positions in the health care and education sectors, detracted from performance versus the Index. In contrast, security selections in the housing sector; security selections and an overweight position in 4% coupon bonds; and security selections and an overweight position in Puerto Rico bonds, where most of the Fund’s holdings were in bonds not included within the Index, all contributed to relative performance versus the Index.
Eaton Vance Missouri Municipal Income Fund’s Class A shares at NAV returned 1.08%, underperforming the 1.70% return of the Index during the period. Detractors from performance versus the Index included security selections in zero-coupon bonds, BBB-rated bonds, and 4% coupon bonds. In contrast, contributors to performance relative to the Index included an overweight position in Puerto Rico bonds, and security selections in the health care and electric utilities sectors.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Municipal Income Funds
August 31, 2023
Management’s Discussion of Fund Performance† — continued

Eaton Vance North Carolina Municipal Income Fund’s Class A shares at NAV returned 0.78%, underperforming the 1.70% return of the Index during the period. Detractors from returns versus the Index included security selections in local general obligation (GO) bonds, 4% coupon bonds, and AAA-rated bonds. In contrast, performance versus the Index was helped by an overweight position in Puerto Rico bonds, and security selections in the transportation sector and in AA-rated bonds.
Eaton Vance Oregon Municipal Income Fund’s Class A shares at NAV returned 1.03%, underperforming the 1.70% return of the Index during the period. Detractors from performance relative to the Index included security selections in the water and sewer sector, security selections and an overweight position in zero-coupon bonds, and security selections in BBB-rated bonds. In contrast, performance versus the Index benefited from an overweight position in Puerto Rico bonds, security selections and an overweight position in the health care sector, and security selections in bonds with 17 years or more remaining to maturity.
Eaton Vance South Carolina Municipal Income Fund’s Class A shares at NAV returned 1.44%, underperforming the 1.70% return of the Index during the period. An overweight position in local GO bonds, security selections in the appropriation sector, and security selections in bonds with 22 years or more remaining to maturity all detracted from returns relative to the Index. In contrast, contributors to performance versus the Index included an overweight position in Puerto Rico bonds, security selections and an overweight position in the health care sector, and security selections in 4% coupon bonds.
Eaton Vance Virginia Municipal Income Fund’s Class A shares at NAV returned 0.62%, underperforming the 1.70% return of the Index during the period. Detractors from relative performance versus the Index included security selections in local GO bonds, in BBB-rated bonds, and in zero-coupon bonds. In contrast, contributors to performance relative to the Index included security selections and an overweight position in alternative minimum tax (AMT) bonds, and security selections in the water and sewer sector and in nonrated bonds.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2023
Performance

Portfolio Manager(s) Trevor G. Smith and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	1.41%	1.09%	2.63%
Class A with 3.25% Maximum Sales Charge	—	—	(1.90)	0.43	2.29
Class C at NAV	04/25/2006	12/23/1991	0.60	0.34	2.03
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.38)	0.34	2.03
Class I at NAV	03/03/2008	12/23/1991	1.61	1.27	2.83

Bloomberg Municipal Bond Index	—	—	1.70%	1.52%	2.81%
Bloomberg Georgia Municipal Bond Index	—	—	1.37	1.34	2.47
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.73%	1.98%	2.93%
Taxable-Equivalent Distribution Rate	5.11	3.70	5.48
SEC 30-day Yield	3.00	2.36	3.31
Taxable-Equivalent SEC 30-day Yield	5.62	4.41	6.18
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2013	$12,228	N.A.
Class I, at minimum investment	$1,000,000	08/31/2013	$1,322,735	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2023
Performance

Portfolio Manager(s) Trevor G. Smith and Carl A. Thompson, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	1.43%	0.94%	2.20%
Class A with 3.25% Maximum Sales Charge	—	—	(1.91)	0.28	1.87
Class C at NAV	05/02/2006	02/03/1992	0.65	0.19	1.59
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.34)	0.19	1.59
Class I at NAV	03/03/2008	02/03/1992	1.51	1.12	2.40

Bloomberg Municipal Bond Index	—	—	1.70%	1.52%	2.81%
Bloomberg Maryland Municipal Bond Index	—	—	0.98	1.21	2.21
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.68%	1.43%	0.48%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.20%	2.45%	3.40%
Taxable-Equivalent Distribution Rate	5.99	4.58	6.37
SEC 30-day Yield	3.08	2.44	3.39
Taxable-Equivalent SEC 30-day Yield	5.77	4.56	6.34
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2013	$11,713	N.A.
Class I, at minimum investment	$1,000,000	08/31/2013	$1,267,306	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Paul Metheny, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	1.08%	0.97%	2.74%
Class A with 3.25% Maximum Sales Charge	—	—	(2.17)	0.31	2.39
Class C at NAV	02/16/2006	05/01/1992	0.29	0.22	2.11
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.69)	0.22	2.11
Class I at NAV	08/03/2010	05/01/1992	1.29	1.17	2.93

Bloomberg Municipal Bond Index	—	—	1.70%	1.52%	2.81%
Bloomberg Missouri Municipal Bond Index	—	—	1.25	1.58	2.73
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.69%	1.44%	0.49%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.08%	2.32%	3.28%
Taxable-Equivalent Distribution Rate	5.67	4.28	6.04
SEC 30-day Yield	3.10	2.46	3.41
Taxable-Equivalent SEC 30-day Yield	5.72	4.53	6.28
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2013	$12,323	N.A.
Class I, at minimum investment	$1,000,000	08/31/2013	$1,334,745	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	0.78%	0.90%	2.75%
Class A with 3.25% Maximum Sales Charge	—	—	(2.48)	0.23	2.41
Class C at NAV	05/02/2006	10/23/1991	0.02	0.15	2.13
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.96)	0.15	2.13
Class I at NAV	03/03/2008	10/23/1991	0.98	1.10	2.96

Bloomberg Municipal Bond Index	—	—	1.70%	1.52%	2.81%
Bloomberg North Carolina Municipal Bond Index	—	—	1.03	1.09	2.26
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.66%	1.41%	0.46%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.69%	1.94%	2.89%
Taxable-Equivalent Distribution Rate	4.94	3.56	5.30
SEC 30-day Yield	2.94	2.29	3.24
Taxable-Equivalent SEC 30-day Yield	5.40	4.21	5.95
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2013	$12,354	N.A.
Class I, at minimum investment	$1,000,000	08/31/2013	$1,339,503	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	1.03%	1.00%	2.88%
Class A with 3.25% Maximum Sales Charge	—	—	(2.28)	0.34	2.54
Class C at NAV	03/02/2006	12/24/1991	0.33	0.24	2.26
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.65)	0.24	2.26
Class I at NAV	08/03/2010	12/24/1991	1.36	1.20	3.08

Bloomberg Municipal Bond Index	—	—	1.70%	1.52%	2.81%
Bloomberg Oregon Municipal Bond Index	—	—	1.01	1.30	2.67
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.66%	1.41%	0.47%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.21%	2.45%	3.41%
Taxable-Equivalent Distribution Rate	6.51	4.98	6.91
SEC 30-day Yield	3.10	2.45	3.40
Taxable-Equivalent SEC 30-day Yield	6.28	4.96	6.89
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	1.04%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2013	$12,504	N.A.
Class I, at minimum investment	$1,000,000	08/31/2013	$1,354,496	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	1.44%	1.03%	2.94%
Class A with 3.25% Maximum Sales Charge	—	—	(1.86)	0.35	2.60
Class C at NAV	01/12/2006	10/02/1992	0.74	0.26	2.32
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.25)	0.26	2.32
Class I at NAV	03/03/2008	10/02/1992	1.64	1.21	3.13

Bloomberg Municipal Bond Index	—	—	1.70%	1.52%	2.81%
Bloomberg South Carolina Municipal Bond Index	—	—	1.52	1.77	2.93
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.67%	1.42%	0.47%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.78%	2.03%	2.98%
Taxable-Equivalent Distribution Rate	5.27	3.84	5.65
SEC 30-day Yield	3.06	2.41	3.37
Taxable-Equivalent SEC 30-day Yield	5.80	4.57	6.38
% Total Leverage[5]
RIB Financing	1.76%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2013	$12,585	N.A.
Class I, at minimum investment	$1,000,000	08/31/2013	$1,361,616	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2023
Performance

Portfolio Manager(s) Trevor G. Smith and Carl A. Thompson, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	0.62%	0.71%	2.13%
Class A with 3.25% Maximum Sales Charge	—	—	(2.63)	0.05	1.79
Class C at NAV	02/08/2006	07/26/1991	(0.18)	(0.03)	1.54
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.16)	(0.03)	1.54
Class I at NAV	03/03/2008	07/26/1991	0.69	0.89	2.32

Bloomberg Municipal Bond Index	—	—	1.70%	1.52%	2.81%
Bloomberg Virginia Municipal Bond Index	—	—	1.07	1.25	2.51
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.71%	1.46%	0.51%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.97%	2.22%	3.18%
Taxable-Equivalent Distribution Rate	5.57	4.16	5.94
SEC 30-day Yield	3.13	2.48	3.44
Taxable-Equivalent SEC 30-day Yield	5.85	4.65	6.43
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2013	$11,647	N.A.
Class I, at minimum investment	$1,000,000	08/31/2013	$1,258,070	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Municipal Income Funds
August 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Georgia Municipal Bond Index is an unmanaged index of Georgia municipal bonds. Bloomberg Maryland Municipal Bond Index is an unmanaged index of Maryland municipal bonds. Bloomberg Missouri Municipal Bond Index is an unmanaged index of Missouri municipal bonds. Bloomberg North Carolina Municipal Bond Index is an unmanaged index of North Carolina municipal bonds. Bloomberg Oregon Municipal Bond Index is an unmanaged index of Oregon municipal bonds. Bloomberg South Carolina Municipal Bond Index is an unmanaged index of South Carolina municipal bonds. Bloomberg Virginia Municipal Bond Index is an unmanaged index of Virginia municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

Eaton Vance
Municipal Income Funds
August 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (3/1/23)	Ending Account Value (8/31/23)	Expenses Paid During Period* (3/1/23 – 8/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,008.40	$3.49	0.69%
Class C	$1,000.00	$1,004.90	$7.28	1.44%
Class I	$1,000.00	$1,009.40	$2.48	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.73	$3.52	0.69%
Class C	$1,000.00	$1,017.95	$7.32	1.44%
Class I	$1,000.00	$1,022.74	$2.50	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2023.

Eaton Vance
Municipal Income Funds
August 31, 2023
Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (3/1/23)	Ending Account Value (8/31/23)	Expenses Paid During Period* (3/1/23 – 8/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,012.40	$3.55	0.70%
Class C	$1,000.00	$1,008.60	$7.34	1.45%
Class I	$1,000.00	$1,012.10	$2.54	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.68	$3.57	0.70%
Class C	$1,000.00	$1,017.90	$7.38	1.45%
Class I	$1,000.00	$1,022.69	$2.55	0.50%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2023.
Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (3/1/23)	Ending Account Value (8/31/23)	Expenses Paid During Period* (3/1/23 – 8/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,009.70	$3.55	0.70%
Class C	$1,000.00	$1,006.40	$7.33	1.45%
Class I	$1,000.00	$1,010.70	$2.53	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.68	$3.57	0.70%
Class C	$1,000.00	$1,017.90	$7.38	1.45%
Class I	$1,000.00	$1,022.69	$2.55	0.50%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2023.

Eaton Vance
Municipal Income Funds
August 31, 2023
Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (3/1/23)	Ending Account Value (8/31/23)	Expenses Paid During Period* (3/1/23 – 8/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,004.20	$3.44	0.68%
Class C	$1,000.00	$1,001.00	$7.21	1.43%
Class I	$1,000.00	$1,006.50	$2.43	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.78	$3.47	0.68%
Class C	$1,000.00	$1,018.00	$7.27	1.43%
Class I	$1,000.00	$1,022.79	$2.45	0.48%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2023.
Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (3/1/23)	Ending Account Value (8/31/23)	Expenses Paid During Period* (3/1/23 – 8/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,004.40	$3.74	0.74%
Class C	$1,000.00	$1,001.60	$7.57	1.50%
Class I	$1,000.00	$1,006.70	$2.73	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.48	$3.77	0.74%
Class C	$1,000.00	$1,017.64	$7.63	1.50%
Class I	$1,000.00	$1,022.48	$2.75	0.54%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2023.

Eaton Vance
Municipal Income Funds
August 31, 2023
Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (3/1/23)	Ending Account Value (8/31/23)	Expenses Paid During Period* (3/1/23 – 8/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,007.90	$3.75	0.74%
Class C	$1,000.00	$1,004.40	$7.53	1.49%
Class I	$1,000.00	$1,008.90	$2.68	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.48	$3.77	0.74%
Class C	$1,000.00	$1,017.69	$7.58	1.49%
Class I	$1,000.00	$1,022.53	$2.70	0.53%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2023.
Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (3/1/23)	Ending Account Value (8/31/23)	Expenses Paid During Period* (3/1/23 – 8/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,004.80	$3.74	0.74%
Class C	$1,000.00	$1,001.90	$7.52	1.49%
Class I	$1,000.00	$1,005.80	$2.73	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.48	$3.77	0.74%
Class C	$1,000.00	$1,017.69	$7.58	1.49%
Class I	$1,000.00	$1,022.48	$2.75	0.54%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2023.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 97.6%
Security	Principal Amount (000's omitted)	Value
Education — 9.0%
Cobb County Development Authority, GA, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$ 1,033,670
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):
5.00%, 6/15/36	425	460,679
5.00%, 6/15/37	520	559,660
Georgia Private Colleges and Universities Authority, (Agnes Scott College), 4.00%, 6/1/34	400	403,372
Georgia Private Colleges and Universities Authority, (Emory University):
4.00%, 9/1/36	1,825	1,884,696
5.00%, 10/1/38	1,000	1,030,430
Georgia Private Colleges and Universities Authority, (Mercer University), 4.00%, 10/1/47	1,000	918,760
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	250	245,590
Unified Government of Athens-Clarke County Development Authority, GA, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,248,264
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), 5.00%, 4/1/41	2,390	2,602,590
		$ 10,387,711
Electric Utilities — 4.8%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,220	$ 1,200,809
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/34	500	490,710
4.00%, 3/1/36	475	461,900
4.00%, 3/1/37	1,000	962,290
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,550,115
Monroe County Development Authority, GA, (Georgia Power Co.), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	886,440
		$ 5,552,264
Escrowed/Prerefunded — 3.1%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/23, 5.25%, 11/1/30	$1,000	$ 1,002,990
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	850	891,480
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$535	$ 579,143
Sandy Springs Public Facilities Authority, GA, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	1,000	1,048,000
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	90	90,710
		$ 3,612,323
General Obligations — 20.5%
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	$1,500	$ 1,693,500
Bleckley County School District, GA, 5.00%, 10/1/42	1,500	1,604,910
Bryan County School District, GA:
4.00%, 8/1/33	500	505,070
4.00%, 8/1/34	435	438,915
Cherokee County School System, GA, 5.00%, 2/1/29	1,000	1,023,990
Dalton, GA, 5.00%, 2/1/48	2,000	2,074,260
Forsyth County School District, GA:
5.00%, 2/1/32	1,000	1,083,630
5.00%, 2/1/37	500	533,170
Fulton County, GA:
5.00%, 12/29/23	2,500	2,510,975
5.00%, 7/1/31	1,000	1,067,760
Georgia, 4.00%, 7/1/35	1,000	1,024,540
Greene County School District, GA:
4.00%, 6/1/48	1,610	1,548,707
5.00%, 6/1/43	750	817,830
Gwinnett County School District, GA, 4.00%, 2/1/33	2,000	2,013,280
Puerto Rico:
0.00%, 7/1/33	750	456,975
5.625%, 7/1/29	1,500	1,587,060
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,081,091
Valdosta School System, GA, 5.00%, 2/1/28	1,000	1,040,530
Walton County Public Facilities Authority, GA,:
5.00%, 8/1/38	725	810,514
5.00%, 8/1/43	500	545,870
Worth County School District, GA, 5.00%, 12/1/37	235	246,177
		$ 23,708,754
Hospital — 11.3%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 5.00%, 7/1/39	$500	$ 529,990

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):
3.00%, 7/1/38	$500	$ 416,660
5.00%, 7/1/29	500	524,635
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,865	1,852,430
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,553,955
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,285,262
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/37	1,500	1,430,865
5.00%, 2/15/37	1,000	1,031,790
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	227,130
4.00%, 8/1/38	500	446,660
5.00%, 8/1/28	650	653,985
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	1,250	1,281,937
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,300	1,347,554
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.), 4.00%, 7/1/43	500	458,105
		$ 13,040,958
Housing — 1.3%
Georgia Housing and Finance Authority, 2.40%, 12/1/41	$2,125	$ 1,556,690
		$ 1,556,690
Industrial Development Revenue — 4.4%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,140,320
Burke County Development Authority, GA, (Georgia Power Co.), 2.20%, 10/1/32	750	601,065
Monroe County Development Authority, GA, (Georgia Power Co.), 2.25%, 7/1/25	1,000	951,280
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	474,935
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,000	941,520
		$ 5,109,120
Insured - Electric Utilities — 5.3%
Georgia Municipal Electric Authority, (AGM), 5.00%, 7/1/37	$1,470	$ 1,592,613
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AGM), 5.00%, 7/1/48	$500	$ 523,490
(AGM), 5.00%, 7/1/55	1,000	1,037,630
Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	598,548
Newnan, GA, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,046,011
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	968,132
(NPFG), 5.25%, 7/1/34	420	412,423
		$ 6,178,847
Insured - General Obligations — 1.0%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,189,957
		$ 1,189,957
Insured - Lease Revenue/Certificates of Participation — 1.9%
East Point Building Authority, GA, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$ 734,969
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,454,618
		$ 2,189,587
Insured - Water and Sewer — 1.9%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	$1,590	$ 1,685,925
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	513,540
		$ 2,199,465
Lease Revenue/Certificates of Participation — 1.4%
Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$ 1,058,830
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	526,530
		$ 1,585,360
Other Revenue — 2.7%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/30 (Put Date), 6/1/53	$3,000	$ 3,077,310
		$ 3,077,310

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.8%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/28(1)	$800	$ 747,424
4.00%, 4/1/30(1)	970	878,141
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	504,215
		$ 2,129,780
Special Tax Revenue — 5.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 191,352
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	771,195
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
5.00%, 7/1/43	1,000	1,026,500
Prerefunded to 7/1/25, 5.00%, 7/1/42	1,000	1,031,540
Green Bonds, 5.00%, 7/1/39	1,000	1,111,420
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,940,800
		$ 6,072,807
Transportation — 9.6%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	$3,750	$ 3,731,550
(AMT), 4.00%, 7/1/39	600	580,134
(AMT), 4.00%, 7/1/40	3,000	2,893,680
(AMT), 5.00%, 1/1/31	1,000	1,004,500
Georgia Ports Authority, 4.00%, 7/1/47	3,000	2,898,120
		$ 11,107,984
Water and Sewer — 12.4%
Atlanta, GA, Water and Wastewater Revenue, 4.00%, 11/1/36	$1,000	$ 1,001,790
Barrow County Water & Sewerage Authority, GA, (Barrow County Project), 5.00%, 8/1/37	500	562,955
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	1,250	1,183,075
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	388,616
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	2,000	2,261,260
5.00%, 10/1/45	2,650	2,859,165
Fulton County, GA, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,505,100
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	1,000	968,460
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Rockdale County, GA, Stormwater Revenue, 4.00%, 7/1/41	$500	$ 493,805
Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,022,570
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	1,000	1,068,820
5.25%, 2/1/47	1,000	1,094,620
		$ 14,410,236
Total Tax-Exempt Municipal Obligations (identified cost $115,987,193)		$113,109,153

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.5%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48(2)	$1,750	$ 1,752,660
Total Taxable Municipal Obligations (identified cost $1,744,894)		$ 1,752,660
Total Investments — 99.1% (identified cost $117,732,087)		$114,861,813
Other Assets, Less Liabilities — 0.9%		$ 1,010,112
Net Assets — 100.0%		$115,871,925
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2023, the aggregate value of these securities is $2,758,437 or 2.4% of the Fund's net assets.
(2)	When-issued security.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2023, 11.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 6.4% of total investments.

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 93.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.7%
Maryland Community Development Administration, (Local Government Infrastructure):
4.00%, 6/1/40	$1,000	$ 994,200
5.00%, 6/1/43	1,000	1,087,060
		$ 2,081,260
Education — 11.0%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	$1,000	$ 1,030,120
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program):
(LOC: TD Bank, N.A.), 3.97%, 4/1/35(1)	1,000	1,000,000
(LOC: TD Bank, N.A.), 4.00%, 4/1/35(1)	1,200	1,200,000
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/34	395	394,569
5.00%, 6/1/32	495	533,204
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	906,960
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,018,204
Maryland Stadium Authority, 5.00%, 5/1/47	1,250	1,288,763
University System of Maryland, 4.00%, 4/1/34	1,000	1,015,400
		$ 8,387,220
General Obligations — 23.0%
Anne Arundel County, MD:
5.00%, 10/1/36	$1,000	$ 1,057,600
5.00%, 10/1/44	1,000	1,063,220
Baltimore County, MD, (Metropolitan District 83rd Issue), 4.00%, 3/1/40	2,500	2,491,725
Baltimore Mayor and City Council, MD, 4.00%, 10/15/25	1,350	1,350,175
Caroline County, MD, 3.00%, 1/15/37	1,335	1,202,141
Charles County, MD:
4.25%, 10/1/47	1,000	1,003,920
5.00%, 10/1/25	1,000	1,036,660
Howard County, MD, 4.00%, 8/15/36	1,000	1,032,280
Prince George's County, MD, 5.00%, 7/1/26	2,000	2,104,780
Puerto Rico:
0.00%, 7/1/33	750	456,975
5.625%, 7/1/29	1,000	1,058,040
Talbot County, MD, 5.00%, 1/1/37	1,380	1,541,474
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington Suburban Sanitary District, MD, 5.00%, 6/1/40	$1,000	$ 1,113,430
Worcester County, MD, 4.00%, 8/1/33	1,000	1,040,080
		$ 17,552,500
Hospital — 8.9%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$ 1,040,680
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.00%, 7/1/48	1,000	1,020,960
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	434,715
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,011,210
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,030,500
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	299,767
Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,013,900
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,000	934,730
		$ 6,786,462
Housing — 12.9%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,035,550
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	829,500
Social Bonds, 1.65%, 9/1/29	805	697,170
Social Bonds, 1.80%, 9/1/30	630	540,351
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,000	982,910
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	1,000	997,210
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	990	1,057,280
Sustainability Bonds, 4.35%, 7/1/43	1,000	929,400
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	315	268,733
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue:
5.00%, 7/1/56	150	151,979
5.625%, 7/1/43	500	543,205

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	$1,000	$ 991,070
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	200	171,406
2.00%, 1/1/32	200	169,246
2.05%, 7/1/32	200	167,658
2.10%, 1/1/33	220	183,533
2.125%, 7/1/33	220	182,338
		$ 9,898,539
Industrial Development Revenue — 1.2%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	$200	$ 196,256
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	750	757,148
		$ 953,404
Insured - Escrowed/Prerefunded — 2.3%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$1,705	$ 1,766,431
		$ 1,766,431
Insured - Hospital — 4.2%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,224,566
		$ 3,224,566
Lease Revenue/Certificates of Participation — 2.5%
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/47	$1,000	$ 954,550
4.00%, 6/1/52	1,000	932,340
		$ 1,886,890
Senior Living/Life Care — 6.1%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 867,870
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/39	1,000	921,010
4.00%, 1/1/40	105	95,700
Howard County, MD, (Vantage House), 5.00%, 4/1/26	810	792,042
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	501,855
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	$1,000	$ 904,540
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	500	546,805
		$ 4,629,822
Special Tax Revenue — 8.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 191,352
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(2)	1,000	797,580
Maryland Department of Transportation, 5.00%, 10/1/24	2,000	2,035,800
Maryland Economic Development Corp., (Port Covington), 3.25%, 9/1/30	300	278,577
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,057,736
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	1,000	961,830
Sustainability Bonds, 5.25%, 7/15/53	1,000	1,084,820
		$ 6,407,695
Transportation — 7.6%
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	$250	$ 249,735
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	521,425
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	954,030
Maryland Transportation Authority, (AMT), 4.00%, 6/1/35	1,000	985,170
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/43	2,000	2,047,060
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,058,310
		$ 5,815,730
Water and Sewer — 2.2%
Washington Suburban Sanitary District, MD, (SPA: TD Bank, N.A.), 3.95%, 6/1/24(3)	$1,700	$ 1,700,000
		$ 1,700,000
Total Tax-Exempt Municipal Obligations (identified cost $73,974,532)		$ 71,090,519

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Taxable Municipal Obligations — 5.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30	$500	$ 506,030
Watertown, CT, 2.50%, 10/15/36	275	206,690
		$ 712,720
Hospital — 2.2%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$ 942,290
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	1,000	741,110
		$ 1,683,400
Housing — 1.7%
Maryland Community Development Administration, (SPA: TD Bank, N.A.), 5.33%, 9/1/33(1)	$600	$ 600,000
Montgomery County Housing Opportunities Commission, MD, (LOC: PNC Bank, N.A.), 5.39%, 7/1/39(1)	715	715,000
		$ 1,315,000
Transportation — 0.7%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 255,665
2.593%, 8/1/27	260	237,593
		$ 493,258
Total Taxable Municipal Obligations (identified cost $4,637,247)		$ 4,204,378

Trust Units — 0.6%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.6%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$500	$ 498,470
Total Trust Units (identified cost $497,285)		$ 498,470
Total Investments — 99.1% (identified cost $79,109,064)		$ 75,793,367
Other Assets, Less Liabilities — 0.9%		$ 665,078
Net Assets — 100.0%		$ 76,458,445
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2023.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2023, the aggregate value of these securities is $1,185,188 or 1.6% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2023.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2023, 6.6% of total investments are backed by bond insurance of a singular financial institution or financial guaranty assurance agency.
Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 97.4%
Security	Principal Amount (000's omitted)	Value
Education — 2.4%
Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$ 1,070,070
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,000,410
		$ 2,070,480
Electric Utilities — 8.8%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$ 1,002,990
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	595	640,743
Green Bonds, 5.25%, 12/1/40	500	532,025
Missouri Joint Municipal Electric Utility Commission, (Plum Point), 5.00%, 1/1/33	2,000	2,023,400
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/30	1,500	1,531,635
Springfield, MO, Public Utility Revenue, 3.60%, 8/1/29	2,000	2,000,740
		$ 7,731,533
General Obligations — 29.7%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$750	$ 798,405
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,440,884
Fort Osage R-1 School District, MO:
5.00%, 3/1/39	1,000	1,089,720
5.00%, 3/1/40	1,000	1,083,870
Greene County Reorganized School District No. 2, MO, 5.00%, 3/1/38	875	913,771
Greene County Reorganized School District No. 3, MO, 4.00%, 3/1/43	1,000	966,730
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/39	1,850	1,898,600
Jefferson City School District, MO, 5.00%, 3/1/38	500	520,325
Joplin Schools, MO, 5.00%, 3/1/30	1,000	1,066,440
Kansas City, MO, 3.125%, 2/1/39	1,000	833,720
Lake Ozark Osage School, MO, (School Building), 5.00%, 3/1/34	1,000	1,007,620
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	828,020
Nevada R-V School District, MO, 5.00%, 3/1/38	900	921,411
North Kansas City School District No. 74, MO, 5.25%, 3/1/37	2,000	2,275,120
Ozark R-VI School District, MO, 4.00%, 3/1/39	1,000	988,870
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pattonville R-3 School District, MO:
4.00%, 3/1/24	$1,950	$ 1,956,142
5.25%, 3/1/43	1,275	1,382,597
Puerto Rico:
5.625%, 7/1/29	250	264,510
5.75%, 7/1/31	750	811,185
Raytown C-2 School District, MO, 5.00%, 3/1/39	1,000	1,061,090
Smithville R-II School District, MO, 5.00%, 3/1/24	600	604,980
Springfield R-XII School District, MO, 5.00%, 3/1/40	1,000	1,082,290
University City School District, MO:
0.00%, 2/15/32	1,000	737,320
0.00%, 2/15/33	1,000	708,980
Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	697,452
		$ 25,940,052
Hospital — 14.7%
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center), 5.00%, 6/1/39	$1,000	$ 1,007,960
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	926,200
5.00%, 1/1/44	2,175	2,179,676
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital):
4.00%, 5/15/34	1,500	1,507,650
4.00%, 5/15/48	1,000	907,370
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	2,090	1,906,059
5.00%, 11/15/37	1,125	1,167,593
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,500	2,255,250
5.00%, 11/15/47	1,000	1,009,260
		$ 12,867,018
Housing — 4.6%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 662,345
3.00%, 11/1/39	605	546,575
3.00%, 11/1/44	770	658,789
3.30%, 12/1/47	399	362,832
3.40%, 11/1/46	1,045	982,102
3.75%, 11/1/43	485	462,637

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA): (continued)
4.15%, 11/1/38	$395	$ 380,918
		$ 4,056,198
Industrial Development Revenue — 1.9%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,540	$ 1,683,713
		$ 1,683,713
Insured - Electric Utilities — 1.3%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 938,496
(NPFG), 5.25%, 7/1/34	215	211,121
		$ 1,149,617
Insured - General Obligations — 6.3%
Fort Zumwalt School District, MO, (BAM), 5.00%, 3/1/29	$800	$ 875,440
Hazelwood School District, MO, (BAM), 4.00%, 3/1/41	3,575	3,542,503
St. Louis Board of Education, MO, (AGM), 4.00%, 4/1/43	1,000	959,920
Wright City R-II School District, MO, (AGM), 6.00%, 3/1/29	150	171,335
		$ 5,549,198
Insured - Lease Revenue/Certificates of Participation — 4.2%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 1,975,069
(AMBAC), 0.00%, 4/15/30	2,105	1,651,520
		$ 3,626,589
Insured - Special Tax Revenue — 3.0%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,584,118
		$ 2,584,118
Insured - Transportation — 3.3%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 4.00%, 3/1/50	$2,000	$ 1,785,900
St. Louis, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,139,880
		$ 2,925,780
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.1%
Missouri-Illinois Metropolitan District Bi-State Development Agency, 4.00%, 10/1/48	$1,000	$ 949,600
		$ 949,600
Senior Living/Life Care — 4.3%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$ 471,630
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/42	1,000	834,840
5.00%, 2/1/42	1,340	1,280,906
Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	468,855
5.00%, 9/1/38	250	231,805
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	470,255
		$ 3,758,291
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 191,352
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,314,892
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	22,264
		$ 1,528,508
Transportation — 5.4%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,269,262
(AMT), 5.00%, 3/1/46	1,000	1,016,630
St. Louis, MO, (Lambert International Airport):
5.00%, 7/1/40	740	799,725
5.00%, 7/1/41	1,555	1,671,252
		$ 4,756,869
Water and Sewer — 4.6%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$2,000	$ 1,905,640
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/47	2,000	2,073,300
		$ 3,978,940
Total Tax-Exempt Municipal Obligations (identified cost $86,014,552)		$ 85,156,504

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.4%
Hazelwood School District, MO, (BAM), 4.45%, 3/1/25	$375	$ 369,240
Total Taxable Municipal Obligations (identified cost $455,594)		$ 369,240

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$395	$ 393,791
Total Trust Units (identified cost $397,906)		$ 393,791
Total Investments — 98.2% (identified cost $86,868,052)		$ 85,919,535
Other Assets, Less Liabilities — 1.8%		$ 1,533,206
Net Assets — 100.0%		$ 87,452,741
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2023, the aggregate value of these securities is $191,352 or 0.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2023, 18.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 6.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2023
Portfolio of Investments

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$665	$ 655,025
Total Corporate Bonds (identified cost $660,000)		$ 655,025

Tax-Exempt Municipal Obligations — 99.3%
Security	Principal Amount (000's omitted)	Value
Education — 14.2%
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	$2,765	$ 2,763,037
5.00%, 10/1/44	2,000	2,071,980
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/43	2,000	2,092,140
North Carolina Educational Facilities Finance Agency, (Duke University), 4.35%, 6/1/27(1)	4,885	4,885,000
University of North Carolina at Chapel Hill:
3.75%, 12/1/25(1)	1,840	1,840,000
4.201%, (67% of SOFR + 0.65%), 12/1/41(2)	2,700	2,693,520
University of North Carolina at Charlotte:
4.00%, 10/1/34	770	777,854
5.00%, 10/1/47	5,500	5,698,495
University of North Carolina at Greensboro:
4.00%, 4/1/35	1,000	1,009,620
5.00%, 4/1/26	660	665,161
Western Carolina University, NC:
4.00%, 4/1/50	1,000	945,840
5.00%, 10/1/36	1,000	1,057,630
		$ 26,500,277
Electric Utilities — 5.4%
Fayetteville, NC, Public Works Commission Revenue, 4.00%, 3/1/39	$4,515	$ 4,473,823
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	4,750	5,030,060
5.00%, 12/1/46	525	567,163
		$ 10,071,046
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 4.1%
Buncombe County, NC:
Prerefunded to 6/1/24, 5.00%, 6/1/29	$750	$ 758,925
Prerefunded to 6/1/24, 5.00%, 6/1/31	1,000	1,011,900
New Hanover County, NC, (New Hanover Regional Medical Center):
Prerefunded to 10/1/27, 5.00%, 10/1/30	250	268,650
Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,074,600
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	635	654,717
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,060,060
North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,141,322
Winston-Salem, NC, Prerefunded to 6/1/24, 5.00%, 6/1/27	750	759,473
		$ 7,729,647
General Obligations — 11.0%
Asheville, NC, 4.00%, 6/1/40	$1,120	$ 1,120,157
Brunswick County, NC, 4.00%, 8/1/37	1,605	1,649,121
Concord, NC:
4.00%, 9/1/41(3)	1,600	1,600,208
4.00%, 9/1/43(3)	2,050	2,034,523
Durham County, NC, 4.00%, 6/1/33	1,785	1,858,578
Fuquay-Varina, NC, 5.00%, 8/1/38	1,170	1,318,403
Greensboro, NC, 5.00%, 2/1/28	1,790	1,890,705
Johnston County, NC:
4.00%, 2/1/40(3)	1,500	1,503,705
4.00%, 2/1/41(3)	1,500	1,500,135
Puerto Rico:
5.625%, 7/1/29	1,000	1,058,040
5.75%, 7/1/31	750	811,185
Wake County, NC, 5.00%, 5/1/35	1,885	2,188,900
Winston-Salem, NC, 4.00%, 6/1/29	1,925	1,965,752
		$ 20,499,412
Hospital — 13.1%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
3.45% to 10/31/25 (Put Date), 1/15/48	$2,000	$ 1,984,960
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 1/15/48(4)	3,800	3,800,000
North Carolina Medical Care Commission, (Novant Health Obligated Group):
4.00%, 11/1/52	3,500	3,250,415
(SPA: JPMorgan Chase Bank, N.A.), 3.95%, 11/1/34(1)	3,175	3,175,000

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	$1,000	$ 1,028,070
University of North Carolina Hospitals at Chapel Hill:
5.00%, 2/1/45	4,000	4,333,000
5.00%, 2/1/49	3,000	3,222,360
(SPA: TD Bank, N.A.), 4.00%, 2/1/24(1)	1,000	1,000,000
(SPA: TD Bank, N.A.), 4.00%, 2/1/29(1)	2,700	2,700,000
		$ 24,493,805
Housing — 4.1%
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	$1,215	$ 1,041,996
(FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	680	520,540
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,500	1,252,980
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	1,945	1,839,114
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,000	1,947,700
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,002,343
		$ 7,604,673
Industrial Development Revenue — 0.8%
Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$1,500	$ 1,469,430
		$ 1,469,430
Insured - Education — 0.0%(5)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 35,006
		$ 35,006
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,310,917
		$ 1,310,917
Insured - Transportation — 6.1%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27	$1,300	$ 1,354,847
(AGM), (AMT), 5.00%, 7/1/28	1,000	1,052,670
(AGM), (AMT), 5.00%, 7/1/29	1,000	1,063,460
(AGM), (AMT), 5.25%, 7/1/48	2,500	2,621,075
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	6,500	4,091,230
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
North Carolina Turnpike Authority, (Triangle Expressway System): (continued)
(AGM), 5.00%, 1/1/39	$1,200	$ 1,229,400
		$ 11,412,682
Lease Revenue/Certificates of Participation — 9.1%
Cabarrus County, NC, Limited Obligation Bonds:
5.00%, 6/1/28	$1,000	$ 1,089,100
5.00%, 4/1/29	1,000	1,044,920
5.00%, 4/1/30	1,000	1,043,970
Charlotte, NC, Certificates of Participation, 4.00%, 6/1/37	1,320	1,335,985
Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,098,339
North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,059,620
North Carolina, Limited Obligation Bonds:
4.00%, 5/1/33	1,000	1,037,570
5.00%, 5/1/29	2,820	3,010,153
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/33	250	261,230
Wake County, NC, 4.00%, 3/1/37	2,925	2,991,953
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,109,440
		$ 17,082,280
Other Revenue — 1.1%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute):
5.00%, 2/1/24	$1,000	$ 1,006,120
5.00%, 2/1/25	1,035	1,057,346
		$ 2,063,466
Senior Living/Life Care — 3.3%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,053,500
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/47	1,000	775,930
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,000	802,040
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	1,125	946,316
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	981,880
North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	565,101
		$ 6,124,767

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Solid Waste — 0.5%
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$ 1,001,080
		$ 1,001,080
Special Tax Revenue — 1.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(6)	$200	$ 191,352
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	2,940,312
		$ 3,131,664
Transportation — 10.6%
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/47	$5,000	$ 5,125,850
(AMT), 4.00%, 7/1/38	1,155	1,126,529
North Carolina Turnpike Authority, (Triangle Expressway System):
5.00%, 1/1/40	2,500	2,583,800
5.00%, 1/1/43	500	518,450
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/33	4,000	4,386,120
Raleigh-Durham Airport Authority, NC:
(AMT), 5.00%, 5/1/28	1,510	1,571,457
(AMT), 5.00%, 5/1/35	2,250	2,399,378
(AMT), 5.00%, 5/1/36	2,000	2,063,080
		$ 19,774,664
Water and Sewer — 13.5%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$ 770,235
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	540	547,565
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue:
4.00%, 8/1/44	3,500	3,444,875
5.00%, 8/1/29	1,375	1,444,520
Charlotte, NC, Water & Sewer System Revenue, 4.00%, 7/1/37	5,000	5,027,250
Dare County, NC, Utilities Systems Revenue, 4.00%, 2/1/33	1,110	1,124,974
Durham, NC, Utility System Revenue, 4.00%, 8/1/35	1,300	1,310,816
Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,095,821
Raleigh, NC, Combined Enterprise System Revenue:
4.00%, 3/1/32	1,500	1,533,720
4.00%, 12/1/33	3,000	3,021,060
5.00%, 9/1/36	750	865,425
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Winston-Salem, NC, Water & Sewer System Revenue, 4.00%, 6/1/37	$5,000	$ 4,998,450
		$ 25,184,711
Total Tax-Exempt Municipal Obligations (identified cost $187,314,378)		$185,489,527

Taxable Municipal Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.3%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 401,625
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	200	166,844
Total Taxable Municipal Obligations (identified cost $700,000)		$ 568,469

Trust Units — 0.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.2%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$440	$ 438,653
Total Trust Units (identified cost $443,237)		$ 438,653
Total Investments — 100.2% (identified cost $189,117,615)		$187,151,674
Other Assets, Less Liabilities — (0.2)%		$ (390,479)
Net Assets — 100.0%		$186,761,195
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2023.
(2)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2023.
(3)	When-issued security.

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2023.
(5)	Amount is less than 0.05%.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2023, the aggregate value of these securities is $191,352 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2023, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 3.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 96.6%
Security	Principal Amount (000's omitted)	Value
Education — 6.3%
Forest Grove, OR, (Pacific University):
4.00%, 5/1/39	$620	$ 550,721
4.00%, 5/1/40	860	754,848
5.00%, 5/1/30	500	508,040
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	512,565
University of Oregon, 5.00%, 4/1/50	2,500	2,621,725
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	887,381
4.00%, 12/1/41	3,005	2,743,475
4.00%, 12/1/51	1,175	995,166
		$ 9,573,921
Electric Utilities — 2.1%
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	$1,040	$ 1,079,874
5.00%, 8/1/47	2,000	2,067,880
		$ 3,147,754
Escrowed/Prerefunded — 0.7%
Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	$1,000	$ 1,012,130
		$ 1,012,130
General Obligations — 43.6%
Astoria School District No. 1C, OR, Clatsop County, 5.00%, 6/15/37	$1,380	$ 1,489,738
Beaverton School District No. 48J, OR:
5.00%, 6/15/52	370	394,734
5.00%, 6/15/52(1)	2,000	2,133,700
Bend, OR:
5.00%, 6/1/39	960	1,070,362
5.00%, 6/1/40	1,165	1,288,071
Benton County, OR:
4.125%, 6/1/53	1,000	939,220
5.00%, 6/1/48	1,000	1,077,450
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,172,223
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,815,637
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	393,360
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,300,602
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Clackamas Community College District, OR: (continued)
5.00%, 6/15/40	$1,585	$ 1,651,808
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38(2)	1,000	499,480
0.00%, 6/15/43(2)	1,000	373,080
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,975	1,783,919
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,660	1,012,183
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
5.00%, 6/15/32	2,000	2,127,020
5.00%, 6/15/37	1,605	1,681,863
Lake Oswego, OR, 5.00%, 6/1/38	4,535	5,082,102
Newberg School District No. 29J, OR, Yamhill, Washington, and Clackamas Counties, 4.00%, 6/15/39	2,060	2,027,514
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/39	1,620	1,712,324
5.00%, 6/15/42	1,500	1,573,920
Oregon:
5.00%, 6/1/39	1,745	1,927,859
5.00%, 5/1/40	1,450	1,594,623
5.00%, 8/1/42	1,615	1,679,293
5.00%, 5/1/44	1,935	2,046,978
Oregon City School District No. 62, Clackamas County:
5.00%, 6/15/38	2,000	2,123,680
5.00%, 6/15/49	3,000	3,129,990
Oregon Elderly and Disabled Housing, 5.65%, 8/1/26	375	375,540
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	834,750
0.00%, 6/15/30	700	535,871
Portland, OR, 5.00%, 4/1/41	1,220	1,331,130
Puerto Rico:
5.625%, 7/1/29	500	529,020
5.75%, 7/1/31	750	811,185
Redmond Area Park and Recreation District, OR:
5.00%, 6/15/42	1,900	2,070,069
5.00%, 6/15/43	1,300	1,413,555
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,776,029
Redmond, OR:
5.00%, 6/1/28	605	612,018
5.00%, 6/1/38	1,000	1,064,980
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	806,590

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties: (continued)
0.00%, 6/15/30	$1,215	$ 940,070
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/29	1,050	856,096
5.00%, 6/15/37	2,500	2,650,175
St. Helens School District No. 502, OR, 5.00%, 6/15/45	1,075	1,140,897
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties:
0.00%, 6/15/37	1,375	728,090
5.00%, 6/15/34	1,020	1,170,940
Winston-Dillard School District No. 116, OR:
0.00%, 6/15/35	230	139,410
0.00%, 6/15/36	435	248,224
0.00%, 6/15/39	605	288,458
		$ 66,425,830
Hospital — 12.2%
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	$4,500	$ 4,604,670
Oregon Facilities Authority, (PeaceHealth):
5.00%, 11/15/29	1,500	1,512,540
(LOC: TD Bank, N.A.), 3.93%, 8/1/34(3)	400	400,000
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/29	1,000	1,026,510
5.00%, 10/1/30	300	317,238
5.00%, 10/1/35	275	287,854
5.00%, 10/1/40	1,750	1,785,682
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,484,128
Green Bonds, 4.00%, 7/1/41	2,605	2,527,241
Green Bonds, 4.00%, 7/1/51	1,415	1,301,545
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,033,120
Union County Hospital Facility Authority, OR, (Grande Ronde Hospital), 5.00%, 7/1/47	375	357,064
		$ 18,637,592
Housing — 2.5%
Oregon Housing and Community Services Department:
4.60%, 7/1/43	$2,000	$ 1,989,260
(AMT), 3.45%, 1/1/33	910	884,156
(AMT), 5.15%, 7/1/42	870	880,266
		$ 3,753,682
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 2.0%
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	$3,000	$ 2,996,430
		$ 2,996,430
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,032,345
(NPFG), 5.25%, 7/1/34	2,120	2,081,755
		$ 3,114,100
Insured - General Obligations — 4.1%
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$ 4,506,800
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	839,760
(AGC), 0.00%, 6/1/29	1,225	987,252
		$ 6,333,812
Lease Revenue/Certificates of Participation — 2.3%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$1,045	$ 1,079,590
Portland Housing Authority, OR, (Yards Union Station Project), 4.85%, 5/1/29	2,405	2,406,683
		$ 3,486,273
Senior Living/Life Care — 2.1%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 91,126
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Escrowed to Maturity, 5.00%, 10/1/24	90	90,757
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
1.20%, 6/1/28	500	423,925
4.00%, 12/1/36	1,000	811,040
5.00%, 12/1/36	750	695,010
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	618,795
5.00%, 5/15/33	540	543,548
		$ 3,274,201
Special Tax Revenue — 1.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 191,352
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	2,037,840
		$ 2,229,192

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 11.5%
Oregon Department of Transportation, 5.00%, 11/15/35	$1,210	$ 1,336,602
Oregon Department of Transportation, (Highway User Tax):
5.00%, 11/15/37	1,000	1,129,980
5.00%, 11/15/40	4,630	5,037,255
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/24	1,000	1,007,170
(AMT), 5.00%, 7/1/25	1,000	1,016,800
(AMT), 5.00%, 7/1/34	1,525	1,618,406
(AMT), 5.00%, 7/1/34	1,160	1,166,740
(AMT), 5.00%, 7/1/36	1,265	1,298,965
(AMT), 5.00%, 7/1/44	2,000	2,045,160
Green Bonds, (AMT), 5.25%, 7/1/43	1,730	1,836,862
		$ 17,493,940
Water and Sewer — 3.7%
Portland, OR, Water System Revenue, 5.00%, 5/1/44	$1,000	$ 1,058,480
Tualatin Valley Water District, OR:
5.00%, 6/1/42	2,755	3,019,507
5.00%, 6/1/43	1,445	1,580,599
		$ 5,658,586
Total Tax-Exempt Municipal Obligations (identified cost $147,711,727)		$147,137,443

Taxable Municipal Obligations — 3.9%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.0%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(4)	$300	$ 270,906
Green Bonds, 2.37%, 11/1/27(4)	1,350	1,197,963
		$ 1,468,869
General Obligations — 0.6%
Klamath County School District, OR, 1.71%, 6/15/29	$1,130	$ 949,449
		$ 949,449
Housing — 1.4%
Oregon Housing and Community Services Department, (SPA: U.S. Bank, N.A.), 5.35%, 7/1/47(5)	$2,100	$ 2,100,000
		$ 2,100,000
Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.9%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.286%, 7/1/24	$150	$ 144,110
(AGM), 1.659%, 7/1/26	175	155,872
(AGM), 2.255%, 7/1/28	175	149,181
(AGM), 2.579%, 7/1/30	250	204,197
(AGM), 3.508%, 7/1/41	1,000	740,510
		$ 1,393,870
Total Taxable Municipal Obligations (identified cost $6,630,000)		$ 5,912,188
Total Investments — 100.5% (identified cost $154,341,727)		$153,049,631
Other Assets, Less Liabilities — (0.5)%		$ (732,905)
Net Assets — 100.0%		$152,316,726
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2023.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2023, the aggregate value of these securities is $1,660,221 or 1.1% of the Fund's net assets.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2023.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2023, 7.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 5.0% of total investments.

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 101.6%
Security	Principal Amount (000's omitted)	Value
Education — 7.9%
Clemson University, SC, (Byrnes Hall Project), 4.00%, 5/1/49	$2,605	$ 2,460,448
Florence-Darlington Commission for Technical Education, SC, 5.00%, 3/1/28	600	600,660
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/32	2,000	2,038,520
5.00%, 10/1/45	2,000	2,025,400
South Carolina Jobs-Economic Development Authority, (Wofford College):
5.00%, 4/1/32	590	629,465
5.00%, 4/1/49	1,000	1,016,490
University of South Carolina, 5.00%, 5/1/46	2,485	2,626,546
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,567,020
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	600,912
		$ 13,565,461
Electric Utilities — 8.0%
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/47	$5,000	$ 5,058,900
South Carolina Public Service Authority:
4.00%, 12/1/42	3,310	3,089,620
5.00%, 12/1/37	2,000	2,031,700
5.00%, 12/1/49	2,000	2,000,320
5.50%, 12/1/40	1,500	1,620,780
		$ 13,801,320
General Obligations — 32.0%
Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$2,040	$ 2,066,459
Anderson County School District No. 1, SC, 4.00%, 3/1/34	2,500	2,568,075
Beaufort County School District, SC, 5.00%, 3/1/24	5,000	5,040,050
Charleston County School District, SC, 5.00%, 5/9/24	3,000	3,040,590
Dorchester County School District No. 4, SC:
5.00%, 3/1/46	1,710	1,843,380
5.00%, 3/1/47	2,060	2,216,437
5.00%, 3/1/48	3,110	3,340,202
Fort Mill School District No. 4, SC, 4.00%, 3/1/39(1)	3,200	3,192,651
Horry County School District, SC, 5.00%, 3/1/34	3,235	3,711,224
Lexington County School District No. 3, SC, 4.00%, 3/1/46	1,280	1,242,432
Orangeburg County School District, SC, 5.00%, 8/16/24	5,000	5,067,450
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico:
5.625%, 7/1/29	$500	$ 529,020
5.75%, 7/1/31	1,250	1,351,975
Richland County School District No. 2, SC, 5.00%, 3/1/39	3,500	3,852,975
Richland-Lexington Airport District, SC, (AMT), 4.00%, 3/1/24	685	685,212
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,125,589
Spartanburg County School District No. 4, SC, 5.25%, 3/1/52	5,165	5,591,939
Spartanburg County School District No. 5, SC, 4.00%, 3/1/43	2,000	1,979,840
Spartanburg County School District No. 7, SC:
5.00%, 3/1/40	1,000	1,064,160
5.00%, 3/1/43	1,960	2,068,035
Spartanburg County, SC, 3.00%, 4/1/28	610	595,299
		$ 55,172,994
Hospital — 10.9%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$ 1,523,310
Greenville Health System, SC, 5.00%, 5/1/31	1,500	1,507,035
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
5.00%, 11/1/29	600	631,512
5.00%, 11/1/46	1,615	1,620,168
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/43(1)	2,000	1,888,620
5.00%, 2/1/38	3,000	3,041,940
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,500	1,393,920
5.00%, 10/1/37	1,000	1,071,290
5.00%, 12/1/46	1,000	1,031,700
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	2,150	2,197,042
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,539,885
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/36	1,380	1,347,322
		$ 18,793,744
Housing — 2.7%
South Carolina Housing Finance and Development Authority:
4.20%, 7/1/42	$1,490	$ 1,428,418

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
South Carolina Housing Finance and Development Authority: (continued)
4.75%, 7/1/43	$1,000	$ 1,007,730
4.75%, 7/1/43(1)	1,200	1,209,240
4.90%, 7/1/48	1,000	1,008,760
		$ 4,654,148
Industrial Development Revenue — 1.0%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$1,750	$ 1,747,410
		$ 1,747,410
Insured - Electric Utilities — 2.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,075	$ 1,061,982
(NPFG), 5.25%, 7/1/32	1,350	1,327,091
(NPFG), 5.25%, 7/1/34	1,820	1,787,167
		$ 4,176,240
Insured - Lease Revenue/Certificates of Participation — 0.7%
Sumter Two School Facilities, Inc., SC, (Sumter School District), (BAM), 5.00%, 12/1/24	$1,280	$ 1,300,006
		$ 1,300,006
Insured - Special Tax Revenue — 1.2%
Simpsonville, SC, Accommodations and Hospitality Tax Revenue:
(AGM), 5.00%, 1/1/27	$500	$ 526,735
(AGM), 5.00%, 1/1/28	465	497,745
(AGM), 5.00%, 1/1/30	500	552,080
(AGM), 5.00%, 1/1/31	375	419,959
		$ 1,996,519
Insured - Utilities — 2.2%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$950	$ 1,013,517
(AMBAC), 5.50%, 9/1/32	2,000	2,250,480
Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	513,490
		$ 3,777,487
Lease Revenue/Certificates of Participation — 7.3%
Allendale County School District, SC, (Refunding & Improvement), 5.00%, 12/1/24	$500	$ 506,785
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District):
5.00%, 12/1/24(1)	$2,000	$ 2,039,060
Prerefunded to 12/1/23, 5.00%, 12/1/30	2,000	2,008,060
Prerefunded to 12/1/23, 5.00%, 12/1/30(2)	3,875	3,890,616
GROWTH, (Dorchester County School District No. 2), SC, Installment Purchase Revenue:
5.00%, 12/1/27	1,000	1,002,630
5.00%, 12/1/30	2,220	2,226,283
Securing Assets for Education, SC, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,002,870
		$ 12,676,304
Other Revenue — 1.1%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$ 1,995,400
		$ 1,995,400
Senior Living/Life Care — 2.0%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 938,550
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	438,129
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.50%, 11/15/53	1,000	995,090
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	628,397
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	485,355
		$ 3,485,521
Solid Waste — 0.6%
Three Rivers Solid Waste Authority, SC, (Landfill Gas Project), 0.00%, 10/1/26	$1,150	$ 1,018,762
		$ 1,018,762
Special Tax Revenue — 4.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 191,352
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	1,000	979,290
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,011,820

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$2,765	$ 2,683,156
South Carolina Transportation Infrastructure Bank, 4.00%, 10/1/28	2,000	2,030,160
		$ 6,895,778
Transportation — 5.3%
Charleston County Airport District, SC, 5.00%, 7/1/43	$1,050	$ 1,095,927
Horry County, SC, Airport Revenue, 4.00%, 7/1/39	1,500	1,467,195
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	1,270	1,289,164
(AMT), 5.00%, 7/1/44	2,080	2,118,439
(AMT), 5.00%, 7/1/48	3,190	3,218,327
		$ 9,189,052
Water and Sewer — 12.3%
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/49	$1,590	$ 1,684,621
5.00%, 1/1/52	4,805	5,174,649
Columbia, SC, Waterworks and Sewer System Revenue, 5.25%, 2/1/52	6,110	6,664,727
Dorchester County, SC, Waterworks and Sewer System Revenue, 4.25%, 10/1/48	600	580,212
Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,049,850
South Island Public Service District, SC, 5.00%, 4/1/47	1,000	1,045,540
Spartanburg, SC, Water System Revenue, 5.00%, 6/1/39	1,645	1,715,422
York County, SC, Water and Sewer System Revenue:
4.00%, 6/1/41	1,150	1,138,649
4.00%, 6/1/43	1,000	989,790
5.00%, 6/1/36	1,000	1,126,230
		$ 21,169,690
Total Tax-Exempt Municipal Obligations (identified cost $177,161,803)		$175,415,836

Taxable Municipal Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 375,995
		$ 375,995
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.1%
Greenville County, SC, Hospitality Tax Revenue, 1.56%, 4/1/27	$2,000	$ 1,773,920
		$ 1,773,920
Student Loan — 0.3%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$590	$ 561,527
		$ 561,527
Total Taxable Municipal Obligations (identified cost $3,090,000)		$ 2,711,442

Trust Units — 0.3%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.3%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$570	$ 568,256
Total Trust Units (identified cost $574,193)		$ 568,256
Total Investments — 103.5% (identified cost $180,825,996)		$178,695,534
Other Assets, Less Liabilities — (3.5)%		$ (6,049,342)
Net Assets — 100.0%		$172,646,192
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2023, the aggregate value of these securities is $191,352 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2023, 6.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 2.3% of total investments.

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 98.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 6.3%
Virginia Resources Authority, (Pooled Financing Program):
4.00%, 11/1/41	$1,500	$ 1,482,990
5.00%, 11/1/30	1,075	1,223,963
5.25%, 11/1/47	500	554,325
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	416,530
		$ 3,677,808
Education — 4.8%
Salem Economic Development Authority, VA, (Roanoke College):
4.00%, 4/1/38	$120	$ 107,855
4.00%, 4/1/40	100	87,610
University of Virginia, 5.00%, 4/1/38	1,320	1,389,683
Virginia Public School Authority, 5.00%, 8/1/34	1,000	1,177,820
		$ 2,762,968
Electric Utilities — 2.5%
Richmond, VA, Public Utility Revenue, 4.25%, 1/15/53(1)	$1,500	$ 1,470,243
		$ 1,470,243
Escrowed/Prerefunded — 4.8%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/25, 5.00%, 10/1/30	$750	$ 775,665
Harrisonburg Industrial Development Authority, VA, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	750	755,100
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,283,837
		$ 2,814,602
General Obligations — 12.9%
Arlington County, VA, 4.00%, 6/15/40	$2,000	$ 1,970,140
Goochland County, VA, 4.00%, 1/15/39	1,000	1,003,260
Loudoun County, VA, 4.00%, 12/1/38	1,045	1,058,574
Newport News, VA, 4.00%, 2/1/42	2,000	1,952,980
Puerto Rico:
0.00%, 7/1/33	750	456,975
5.625%, 7/1/29	1,000	1,058,040
		$ 7,499,969
Security	Principal Amount (000's omitted)	Value
Hospital — 15.2%
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$ 1,161,252
Fairfax County Industrial Development Authority, VA, (Inova Health System Project):
4.00%, 5/15/48	2,000	1,899,440
5.00%, 5/15/44	1,000	1,004,720
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,009,070
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,000	934,730
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	2,000	1,803,840
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	1,000	1,000,850
		$ 8,813,902
Industrial Development Revenue — 1.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,035	$ 935,381
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	55,378
		$ 990,759
Insured - Education — 4.1%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$ 2,351,730
		$ 2,351,730
Insured - Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 987,890
		$ 987,890
Insured - Transportation — 3.0%
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$1,710	$ 1,737,685
		$ 1,737,685
Lease Revenue/Certificates of Participation — 0.9%
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	$500	$ 521,450
		$ 521,450
Other Revenue — 2.0%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute):
0.00%, 7/1/49	$2,300	$ 676,292

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute): (continued)
4.00%, 10/1/52	$500	$ 469,800
		$ 1,146,092
Senior Living/Life Care — 6.4%
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	$235	$ 204,840
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/23	300	299,640
4.00%, 12/1/30	220	209,200
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	625	487,319
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,390,035
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,126,206
		$ 3,717,240
Special Tax Revenue — 3.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 191,352
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	17	16,451
0.00%, 7/1/27	17	14,552
0.00%, 7/1/29	17	13,300
0.00%, 7/1/31	22	15,727
0.00%, 7/1/33	24	15,531
0.00%, 7/1/46	231	64,338
0.00%, 7/1/51	188	38,856
4.50%, 7/1/34	56	55,997
4.536%, 7/1/53	3	2,715
5.00%, 7/1/58	512	496,845
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/53	1,000	1,084,820
		$ 2,010,484
Transportation — 16.9%
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/36	$1,000	$ 1,073,050
(AMT), 5.00%, 10/1/43	2,750	2,814,708
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,000	1,075,460
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Port Authority:
5.25%, 7/1/48	$1,000	$ 1,110,960
(AMT), 5.00%, 7/1/45	1,000	1,007,240
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	1,155	1,185,353
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	996,870
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/37	500	519,255
		$ 9,782,896
Water and Sewer — 12.2%
Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$ 1,931,492
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	1,000	996,400
Hampton Roads Sanitation District, VA:
3.95%, 8/1/46(3)	500	500,000
4.00%, 10/1/38	1,690	1,670,818
Loudoun County Sanitation Authority, VA, Water and Sewer System Revenue, 4.00%, 1/1/32	2,000	2,006,320
		$ 7,105,030
Total Tax-Exempt Municipal Obligations (identified cost $58,290,460)		$ 57,390,748

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 349,741
		$ 349,741

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 117,652
$ 117,652
Total Taxable Municipal Obligations (identified cost $580,000)		$ 467,393
Total Investments — 99.7% (identified cost $58,870,460)		$ 57,858,141
Other Assets, Less Liabilities — 0.3%		$ 196,086
Net Assets — 100.0%		$ 58,054,227
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2023, the aggregate value of these securities is $246,730 or 0.4% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2023.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2023, 8.8% of total investments are backed by bond insurance of a financial guaranty assurance agency.
Abbreviations:
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Statements of Assets and Liabilities

	August 31, 2023
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments:
Identified cost	$ 117,732,087	$ 79,109,064	$ 86,868,052	$ 189,117,615
Unrealized depreciation	(2,870,274)	(3,315,697)	(948,517)	(1,965,941)
Investments, at value	$114,861,813	$75,793,367	$85,919,535	$187,151,674
Cash	$ 2,267,564	$ 125,878	$ 629,096	$ 138,017
Interest receivable	1,127,317	858,155	1,144,512	1,970,807
Receivable for investments sold	—	—	—	10,216,269
Receivable for Fund shares sold	207,594	9,643	127,039	641,277
Total assets	$118,464,288	$76,787,043	$87,820,182	$200,118,044
Liabilities
Payable for investments purchased	$ 546,164	$ —	$ —	$ 4,887,951
Payable for when-issued securities	1,716,925	—	—	6,575,036
Payable for Fund shares redeemed	116,747	164,876	182,443	1,517,196
Distributions payable	59,029	36,420	38,701	165,424
Payable to affiliates:
Investment adviser fee	32,450	19,478	23,691	57,680
Distribution and service fees	8,819	7,580	12,908	14,336
Accrued expenses	112,229	100,244	109,698	139,226
Total liabilities	$ 2,592,363	$ 328,598	$ 367,441	$ 13,356,849
Net Assets	$115,871,925	$76,458,445	$87,452,741	$186,761,195
Sources of Net Assets
Paid-in capital	$ 125,869,731	$ 85,498,919	$ 92,675,418	$ 201,834,076
Accumulated loss	(9,997,806)	(9,040,474)	(5,222,677)	(15,072,881)
Net Assets	$115,871,925	$76,458,445	$87,452,741	$186,761,195
Class A Shares
Net Assets	$ 36,206,161	$ 28,434,543	$ 52,300,156	$ 53,236,107
Shares Outstanding	4,564,444	3,494,267	6,117,007	6,442,139
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.93	$ 8.14	$ 8.55	$ 8.26
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.20	$ 8.41	$ 8.84	$ 8.54
Class C Shares
Net Assets	$ 3,311,538	$ 3,401,745	$ 4,933,558	$ 6,417,561
Shares Outstanding	390,348	383,251	522,684	722,069
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.48	$ 8.88	$ 9.44	$ 8.89
Class I Shares
Net Assets	$ 76,354,226	$ 44,622,157	$ 30,219,027	$ 127,107,527
Shares Outstanding	9,600,828	5,471,890	3,529,377	15,340,475
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.95	$ 8.15	$ 8.56	$ 8.29
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Statements of Assets and Liabilities   — continued

	August 31, 2023
	Oregon Fund	South Carolina Fund	Virginia Fund
Assets
Investments:
Identified cost	$ 154,341,727	$ 180,825,996	$ 58,870,460
Unrealized depreciation	(1,292,096)	(2,130,462)	(1,012,319)
Investments, at value	$153,049,631	$178,695,534	$57,858,141
Cash	$ 3,594	$ 8,794	$ 111,923
Interest receivable	1,448,962	1,995,624	618,187
Receivable for investments sold	834,474	7,199,786	1,173,620
Receivable for Fund shares sold	173,923	413,536	85,386
Total assets	$155,510,584	$188,313,274	$59,847,257
Liabilities
Payable for floating rate notes issued	$ 1,599,984	$ 3,099,985	$ —
Demand note payable	—	170,000	—
Payable for investments purchased	—	3,053,210	—
Payable for when-issued securities	849,411	8,291,640	1,453,455
Payable for Fund shares redeemed	520,273	720,986	200,617
Distributions payable	20,364	101,901	24,698
Payable to affiliates:
Investment adviser fee	47,314	53,269	13,230
Distribution and service fees	15,758	16,330	7,168
Interest expense and fees payable	13,454	30,463	—
Accrued expenses	127,300	129,298	93,862
Total liabilities	$ 3,193,858	$ 15,667,082	$ 1,793,030
Net Assets	$152,316,726	$172,646,192	$58,054,227
Sources of Net Assets
Paid-in capital	$ 174,550,590	$ 186,354,912	$ 66,792,862
Accumulated loss	(22,233,864)	(13,708,720)	(8,738,635)
Net Assets	$152,316,726	$172,646,192	$58,054,227
Class A Shares
Net Assets	$ 68,300,135	$ 70,953,305	$ 33,858,575
Shares Outstanding	8,719,046	8,312,820	4,809,573
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.83	$ 8.54	$ 7.04
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.09	$ 8.83	$ 7.28
Class C Shares
Net Assets	$ 4,814,395	$ 4,954,492	$ 1,584,103
Shares Outstanding	561,375	547,139	203,124
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.58	$ 9.06	$ 7.80
Class I Shares
Net Assets	$ 79,202,196	$ 96,738,395	$ 22,611,549
Shares Outstanding	10,119,502	11,324,297	3,205,478
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.83	$ 8.54	$ 7.05
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Statements of Operations

	Year Ended August 31, 2023
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest income	$ 3,710,438	$ 2,527,652	$ 3,106,314	$ 5,445,425
Total investment income	$ 3,710,438	$ 2,527,652	$ 3,106,314	$ 5,445,425
Expenses
Investment adviser fee	$ 375,559	$ 227,690	$ 263,784	$ 622,529
Distribution and service fees:
Class A	75,287	62,971	101,817	109,062
Class C	34,622	33,354	48,527	66,169
Trustees’ fees and expenses	7,906	5,413	6,246	12,109
Custodian fee	38,260	31,593	32,534	50,404
Transfer and dividend disbursing agent fees	31,843	34,035	31,084	64,477
Legal and accounting services	60,187	60,372	54,792	53,197
Printing and postage	8,159	6,280	8,253	11,194
Registration fees	2,405	5,649	3,004	1,310
Miscellaneous	33,969	27,004	27,905	45,641
Total expenses	$ 668,197	$ 494,361	$ 577,946	$ 1,036,092
Net investment income	$ 3,042,241	$ 2,033,291	$ 2,528,368	$ 4,409,333
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,475,891)	$ (1,798,658)	$ (2,246,729)	$ (6,247,028)
Net realized loss	$(2,475,891)	$(1,798,658)	$(2,246,729)	$(6,247,028)
Change in unrealized appreciation (depreciation):
Investments	$ 1,099,915	$ 830,420	$ 614,910	$ 3,052,019
Net change in unrealized appreciation (depreciation)	$ 1,099,915	$ 830,420	$ 614,910	$ 3,052,019
Net realized and unrealized loss	$(1,375,976)	$ (968,238)	$(1,631,819)	$(3,195,009)
Net increase in net assets from operations	$ 1,666,265	$ 1,065,053	$ 896,549	$ 1,214,324

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Statements of Operations — continued

	Year Ended August 31, 2023
	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Income
Interest income	$ 5,884,256	$ 5,096,620	$ 2,169,898
Total investment income	$ 5,884,256	$ 5,096,620	$ 2,169,898
Expenses
Investment adviser fee	$ 552,495	$ 558,906	$ 160,299
Distribution and service fees:
Class A	146,074	149,903	71,039
Class C	55,903	57,567	18,825
Trustees’ fees and expenses	10,296	11,375	4,425
Custodian fee	45,488	47,048	28,003
Transfer and dividend disbursing agent fees	56,422	40,835	29,837
Legal and accounting services	50,280	53,224	45,601
Printing and postage	11,145	10,155	5,723
Registration fees	1,302	955	4,689
Interest expense and fees	45,114	106,802	28,685
Miscellaneous	43,433	39,043	24,020
Total expenses	$ 1,017,952	$ 1,075,813	$ 421,146
Net investment income	$ 4,866,304	$ 4,020,807	$ 1,748,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (7,834,827)	$ (5,610,703)	$ (1,798,452)
Net realized loss	$(7,834,827)	$(5,610,703)	$(1,798,452)
Change in unrealized appreciation (depreciation):
Investments	$ 4,476,471	$ 3,803,547	$ 409,949
Net change in unrealized appreciation (depreciation)	$ 4,476,471	$ 3,803,547	$ 409,949
Net realized and unrealized loss	$(3,358,356)	$(1,807,156)	$(1,388,503)
Net increase in net assets from operations	$ 1,507,948	$ 2,213,651	$ 360,249

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Statements of Changes in Net Assets

	Year Ended August 31, 2023
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,042,241	$ 2,033,291	$ 2,528,368	$ 4,409,333
Net realized loss	(2,475,891)	(1,798,658)	(2,246,729)	(6,247,028)
Net change in unrealized appreciation (depreciation)	1,099,915	830,420	614,910	3,052,019
Net increase in net assets from operations	$ 1,666,265	$ 1,065,053	$ 896,549	$ 1,214,324
Distributions to shareholders:
Class A	$ (948,825)	$ (787,936)	$ (1,496,698)	$ (1,271,332)
Class C	(64,420)	(61,577)	(110,859)	(109,546)
Class I	(2,002,879)	(1,158,576)	(891,955)	(3,007,333)
Total distributions to shareholders	$ (3,016,124)	$ (2,008,089)	$ (2,499,512)	$ (4,388,211)
Transactions in shares of beneficial interest:
Class A	$ (2,456,610)	$ (7,089,245)	$ 8,810,384	$ (2,712,028)
Class C	(441,340)	(765,966)	(329,553)	(1,282,323)
Class I	2,299,965	3,247,365	7,164,311	18,625,941
Net increase (decrease) in net assets from Fund share transactions	$ (597,985)	$ (4,607,846)	$15,645,142	$ 14,631,590
Net increase (decrease) in net assets	$ (1,947,844)	$ (5,550,882)	$14,042,179	$ 11,457,703
Net Assets
At beginning of year	$ 117,819,769	$ 82,009,327	$ 73,410,562	$ 175,303,492
At end of year	$115,871,925	$76,458,445	$87,452,741	$186,761,195

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2023
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,866,304	$ 4,020,807	$ 1,748,752
Net realized loss	(7,834,827)	(5,610,703)	(1,798,452)
Net change in unrealized appreciation (depreciation)	4,476,471	3,803,547	409,949
Net increase in net assets from operations	$ 1,507,948	$ 2,213,651	$ 360,249
Distributions to shareholders:
Class A	$ (2,217,487)	$ (1,768,178)	$ (965,605)
Class C	(133,793)	(96,654)	(38,542)
Class I	(2,437,370)	(2,119,025)	(653,802)
Total distributions to shareholders	$ (4,788,650)	$ (3,983,857)	$ (1,657,949)
Transactions in shares of beneficial interest:
Class A	$ (9,950,539)	$ (6,207,872)	$ (3,674,759)
Class C	(2,073,635)	(2,314,952)	(1,244,885)
Class I	6,102,904	29,040,071	3,387,449
Net increase (decrease) in net assets from Fund share transactions	$ (5,921,270)	$ 20,517,247	$ (1,532,195)
Net increase (decrease) in net assets	$ (9,201,972)	$ 18,747,041	$ (2,829,895)
Net Assets
At beginning of year	$ 161,518,698	$ 153,899,151	$ 60,884,122
At end of year	$152,316,726	$172,646,192	$58,054,227

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2022
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,262,980	$ 1,759,590	$ 1,735,733	$ 2,876,064
Net realized loss	(1,744,862)	(1,409,980)	(1,101,455)	(1,023,072)
Net change in unrealized appreciation (depreciation)	(11,048,069)	(9,062,574)	(8,243,513)	(15,711,362)
Net decrease in net assets from operations	$ (10,529,951)	$ (8,712,964)	$ (7,609,235)	$ (13,858,370)
Distributions to shareholders:
Class A	$ (748,132)	$ (738,521)	$ (1,059,736)	$ (1,007,326)
Class C	(42,899)	(49,658)	(85,893)	(79,028)
Class I	(1,470,154)	(894,015)	(588,488)	(1,796,064)
Total distributions to shareholders	$ (2,261,185)	$ (1,682,194)	$ (1,734,117)	$ (2,882,418)
Transactions in shares of beneficial interest:
Class A	$ (4,899,601)	$ (5,623,531)	$ (2,171,064)	$ (3,103,259)
Class C	(684,378)	(1,036,515)	(1,157,739)	(475,781)
Class I	3,142,070	(389,720)	(1,650,072)	30,596,296
Net increase (decrease) in net assets from Fund share transactions	$ (2,441,909)	$ (7,049,766)	$ (4,978,875)	$ 27,017,256
Net increase (decrease) in net assets	$ (15,233,045)	$(17,444,924)	$(14,322,227)	$ 10,276,468
Net Assets
At beginning of year	$ 133,052,814	$ 99,454,251	$ 87,732,789	$ 165,027,024
At end of year	$117,819,769	$ 82,009,327	$ 73,410,562	$175,303,492

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2022
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,366,285	$ 3,009,714	$ 1,515,210
Net realized loss	(2,121,911)	(733,213)	(939,045)
Net change in unrealized appreciation (depreciation)	(17,045,343)	(15,022,047)	(7,110,982)
Net decrease in net assets from operations	$ (15,800,969)	$ (12,745,546)	$ (6,534,817)
Distributions to shareholders:
Class A	$ (1,670,497)	$ (1,551,593)	$ (932,466)
Class C	(103,855)	(98,986)	(53,565)
Class I	(1,679,301)	(1,357,784)	(496,677)
Total distributions to shareholders	$ (3,453,653)	$ (3,008,363)	$ (1,482,708)
Transactions in shares of beneficial interest:
Class A	$ (3,667,704)	$ (4,411,995)	$ (3,310,523)
Class C	(1,968,018)	(2,759,441)	(1,178,427)
Class I	6,031,859	4,262,958	(1,537,984)
Net increase (decrease) in net assets from Fund share transactions	$ 396,137	$ (2,908,478)	$ (6,026,934)
Net decrease in net assets	$ (18,858,485)	$ (18,662,387)	$(14,044,459)
Net Assets
At beginning of year	$ 180,377,183	$ 172,561,538	$ 74,928,581
At end of year	$161,518,698	$153,899,151	$ 60,884,122

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights

	Georgia Fund — Class A
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.020	$ 8.870	$ 8.800	$ 8.770	$ 8.370
Income (Loss) From Operations
Net investment income(1)	$ 0.203	$ 0.143	$ 0.147	$ 0.197	$ 0.227
Net realized and unrealized gain (loss)	(0.091)	(0.850)	0.074	0.029	0.399
Total income (loss) from operations	$ 0.112	$ (0.707)	$ 0.221	$ 0.226	$ 0.626
Less Distributions
From net investment income	$ (0.202)	$ (0.143)	$ (0.151)	$ (0.196)	$ (0.226)
Total distributions	$ (0.202)	$ (0.143)	$ (0.151)	$ (0.196)	$ (0.226)
Net asset value — End of year	$ 7.930	$ 8.020	$ 8.870	$ 8.800	$ 8.770
Total Return(2)	1.41%	(8.03)%	2.52%	2.62%	7.61%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$36,206	$39,103	$48,535	$45,047	$42,894
Ratios (as a percentage of average daily net assets):
Expenses	0.69%	0.65%	0.65%	0.67%	0.70%
Net investment income	2.54%	1.69%	1.66%	2.26%	2.67%
Portfolio Turnover	47%	34%	19%	16%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Georgia Fund — Class C
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.580	$ 9.490	$ 9.410	$ 9.380	$ 8.950
Income (Loss) From Operations
Net investment income(1)	$ 0.153	$ 0.085	$ 0.087	$ 0.141	$ 0.177
Net realized and unrealized gain (loss)	(0.101)	(0.910)	0.083	0.028	0.427
Total income (loss) from operations	$ 0.052	$(0.825)	$ 0.170	$ 0.169	$ 0.604
Less Distributions
From net investment income	$ (0.152)	$ (0.085)	$ (0.090)	$ (0.139)	$ (0.174)
Total distributions	$(0.152)	$(0.085)	$(0.090)	$(0.139)	$(0.174)
Net asset value — End of year	$ 8.480	$ 8.580	$ 9.490	$ 9.410	$ 9.380
Total Return(2)	0.60%	(8.73)%	1.81%	1.83%	6.84%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 3,312	$ 3,783	$ 4,939	$ 5,271	$ 5,749
Ratios (as a percentage of average daily net assets):
Expenses	1.44%	1.40%	1.40%	1.42%	1.45%
Net investment income	1.79%	0.93%	0.92%	1.51%	1.95%
Portfolio Turnover	47%	34%	19%	16%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Georgia Fund — Class I
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.040	$ 8.900	$ 8.820	$ 8.800	$ 8.400
Income (Loss) From Operations
Net investment income(1)	$ 0.220	$ 0.161	$ 0.163	$ 0.214	$ 0.243
Net realized and unrealized gain (loss)	(0.092)	(0.861)	0.086	0.020	0.401
Total income (loss) from operations	$ 0.128	$ (0.700)	$ 0.249	$ 0.234	$ 0.644
Less Distributions
From net investment income	$ (0.218)	$ (0.160)	$ (0.169)	$ (0.214)	$ (0.244)
Total distributions	$ (0.218)	$ (0.160)	$ (0.169)	$ (0.214)	$ (0.244)
Net asset value — End of year	$ 7.950	$ 8.040	$ 8.900	$ 8.820	$ 8.800
Total Return(2)	1.61%	(7.93)%	2.84%	2.71%	7.81%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$76,354	$74,934	$79,579	$50,563	$42,592
Ratios (as a percentage of average daily net assets):
Expenses	0.49%	0.45%	0.45%	0.47%	0.49%
Net investment income	2.75%	1.90%	1.84%	2.45%	2.86%
Portfolio Turnover	47%	34%	19%	16%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Maryland Fund — Class A
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.230	$ 9.190	$ 9.010	$ 9.070	$ 8.670
Income (Loss) From Operations
Net investment income(1)	$ 0.207	$ 0.159	$ 0.162	$ 0.203	$ 0.235
Net realized and unrealized gain (loss)	(0.091)	(0.967)	0.181	(0.057)	0.398
Total income (loss) from operations	$ 0.116	$ (0.808)	$ 0.343	$ 0.146	$ 0.633
Less Distributions
From net investment income	$ (0.206)	$ (0.152)	$ (0.163)	$ (0.206)	$ (0.233)
Total distributions	$ (0.206)	$ (0.152)	$ (0.163)	$ (0.206)	$ (0.233)
Net asset value — End of year	$ 8.140	$ 8.230	$ 9.190	$ 9.010	$ 9.070
Total Return(2)	1.43%	(8.86)%	3.84%	1.64%	7.43%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$28,435	$35,914	$46,218	$38,368	$37,847
Ratios (as a percentage of average daily net assets):
Expenses	0.71%	0.68%	0.67%	0.69%	0.73%
Net investment income	2.53%	1.82%	1.78%	2.27%	2.69%
Portfolio Turnover	53%	48%	23%	24%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Maryland Fund — Class C
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.980	$10.020	$ 9.830	$ 9.890	$ 9.460
Income (Loss) From Operations
Net investment income(1)	$ 0.159	$ 0.101	$ 0.107	$ 0.148	$ 0.185
Net realized and unrealized gain (loss)	(0.101)	(1.046)	0.187	(0.057)	0.427
Total income (loss) from operations	$ 0.058	$ (0.945)	$ 0.294	$ 0.091	$ 0.612
Less Distributions
From net investment income	$ (0.158)	$ (0.095)	$ (0.104)	$ (0.151)	$ (0.182)
Total distributions	$(0.158)	$ (0.095)	$ (0.104)	$(0.151)	$ (0.182)
Net asset value — End of year	$ 8.880	$ 8.980	$10.020	$ 9.830	$ 9.890
Total Return(2)	0.65%	(9.48)%	3.00%	0.94%	6.55%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 3,402	$ 4,221	$ 5,804	$ 8,767	$10,728
Ratios (as a percentage of average daily net assets):
Expenses	1.46%	1.43%	1.42%	1.45%	1.49%
Net investment income	1.79%	1.06%	1.08%	1.52%	1.94%
Portfolio Turnover	53%	48%	23%	24%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Maryland Fund — Class I
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.250	$ 9.210	$ 9.030	$ 9.090	$ 8.690
Income (Loss) From Operations
Net investment income(1)	$ 0.226	$ 0.177	$ 0.177	$ 0.221	$ 0.252
Net realized and unrealized gain (loss)	(0.103)	(0.967)	0.185	(0.057)	0.399
Total income (loss) from operations	$ 0.123	$ (0.790)	$ 0.362	$ 0.164	$ 0.651
Less Distributions
From net investment income	$ (0.223)	$ (0.170)	$ (0.182)	$ (0.224)	$ (0.251)
Total distributions	$ (0.223)	$ (0.170)	$ (0.182)	$ (0.224)	$ (0.251)
Net asset value — End of year	$ 8.150	$ 8.250	$ 9.210	$ 9.030	$ 9.090
Total Return(2)	1.51%	(8.66)%	4.04%	1.85%	7.63%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$44,622	$41,874	$47,433	$23,411	$14,685
Ratios (as a percentage of average daily net assets):
Expenses	0.51%	0.48%	0.47%	0.49%	0.52%
Net investment income	2.76%	2.02%	1.94%	2.47%	2.87%
Portfolio Turnover	53%	48%	23%	24%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Missouri Fund — Class A
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.710	$ 9.760	$ 9.690	$ 9.670	$ 9.270
Income (Loss) From Operations
Net investment income(1)	$ 0.257	$ 0.198	$ 0.191	$ 0.256	$ 0.286
Net realized and unrealized gain (loss)	(0.164)	(1.050)	0.071	0.032	0.401
Total income (loss) from operations	$ 0.093	$ (0.852)	$ 0.262	$ 0.288	$ 0.687
Less Distributions
From net investment income	$ (0.253)	$ (0.198)	$ (0.192)	$ (0.268)	$ (0.287)
Total distributions	$ (0.253)	$ (0.198)	$ (0.192)	$ (0.268)	$ (0.287)
Net asset value — End of year	$ 8.550	$ 8.710	$ 9.760	$ 9.690	$ 9.670
Total Return(2)	1.08%	(8.82)%	2.72%	3.04%	7.57%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$52,300	$44,538	$52,362	$50,698	$49,542
Ratios (as a percentage of average daily net assets):
Expenses	0.71%	0.69%	0.66%	0.69%	0.71%
Net investment income	2.97%	2.14%	1.97%	2.67%	3.07%
Portfolio Turnover	59%	15%	19%	17%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Missouri Fund — Class C
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.620	$10.770	$ 10.700	$ 10.670	$ 10.230
Income (Loss) From Operations
Net investment income(1)	$ 0.211	$ 0.142	$ 0.131	$ 0.203	$ 0.239
Net realized and unrealized gain (loss)	(0.184)	(1.150)	0.070	0.043	0.441
Total income (loss) from operations	$ 0.027	$ (1.008)	$ 0.201	$ 0.246	$ 0.680
Less Distributions
From net investment income	$ (0.207)	$ (0.142)	$ (0.131)	$ (0.216)	$ (0.240)
Total distributions	$(0.207)	$ (0.142)	$ (0.131)	$ (0.216)	$ (0.240)
Net asset value — End of year	$ 9.440	$ 9.620	$10.770	$10.700	$10.670
Total Return(2)	0.29%	(9.42)%	1.89%	2.35%	6.75%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 4,934	$ 5,364	$ 7,215	$ 7,210	$ 7,594
Ratios (as a percentage of average daily net assets):
Expenses	1.46%	1.44%	1.41%	1.44%	1.46%
Net investment income	2.21%	1.38%	1.22%	1.92%	2.32%
Portfolio Turnover	59%	15%	19%	17%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Missouri Fund — Class I
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.720	$ 9.770	$ 9.710	$ 9.680	$ 9.280
Income (Loss) From Operations
Net investment income(1)	$ 0.275	$ 0.216	$ 0.211	$ 0.275	$ 0.305
Net realized and unrealized gain (loss)	(0.165)	(1.049)	0.060	0.041	0.401
Total income (loss) from operations	$ 0.110	$ (0.833)	$ 0.271	$ 0.316	$ 0.706
Less Distributions
From net investment income	$ (0.270)	$ (0.217)	$ (0.211)	$ (0.286)	$ (0.306)
Total distributions	$ (0.270)	$ (0.217)	$ (0.211)	$ (0.286)	$ (0.306)
Net asset value — End of year	$ 8.560	$ 8.720	$ 9.770	$ 9.710	$ 9.680
Total Return(2)	1.29%	(8.62)%	2.82%	3.33%	7.78%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$30,219	$23,509	$28,155	$23,490	$14,770
Ratios (as a percentage of average daily net assets):
Expenses	0.51%	0.49%	0.46%	0.49%	0.50%
Net investment income	3.17%	2.33%	2.17%	2.86%	3.26%
Portfolio Turnover	59%	15%	19%	17%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	North Carolina Fund — Class A
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.390	$ 9.280	$ 9.190	$ 9.190	$ 8.810
Income (Loss) From Operations
Net investment income(1)	$ 0.196	$ 0.144	$ 0.166	$ 0.207	$ 0.242
Net realized and unrealized gain (loss)	(0.131)	(0.889)	0.091	0.013	0.379
Total income (loss) from operations	$ 0.065	$ (0.745)	$ 0.257	$ 0.220	$ 0.621
Less Distributions
From net investment income	$ (0.195)	$ (0.145)	$ (0.167)	$ (0.220)	$ (0.241)
Total distributions	$ (0.195)	$ (0.145)	$ (0.167)	$ (0.220)	$ (0.241)
Net asset value — End of year	$ 8.260	$ 8.390	$ 9.280	$ 9.190	$ 9.190
Total Return(2)	0.78%	(8.09)%	2.82%	2.44%	7.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$53,236	$56,810	$66,171	$64,513	$62,294
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.68%	0.66%	0.65%	0.67%	0.70%
Interest and fee expense(3)	—	—	—	—	0.04%
Total expenses	0.68%	0.66%	0.65%	0.67%	0.74%
Net investment income	2.34%	1.63%	1.79%	2.28%	2.73%
Portfolio Turnover	100%	18%	24%	21%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	North Carolina Fund — Class C
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.030	$ 9.980	$ 9.880	$ 9.880	$ 9.480
Income (Loss) From Operations
Net investment income(1)	$ 0.142	$ 0.084	$ 0.105	$ 0.150	$ 0.191
Net realized and unrealized gain (loss)	(0.140)	(0.950)	0.100	0.014	0.397
Total income (loss) from operations	$ 0.002	$(0.866)	$ 0.205	$ 0.164	$ 0.588
Less Distributions
From net investment income	$ (0.142)	$ (0.084)	$ (0.105)	$ (0.164)	$ (0.188)
Total distributions	$(0.142)	$(0.084)	$(0.105)	$ (0.164)	$ (0.188)
Net asset value — End of year	$ 8.890	$ 9.030	$ 9.980	$ 9.880	$ 9.880
Total Return(2)	0.02%	(8.71)%	2.09%	1.69%	6.30%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 6,418	$ 7,812	$ 9,200	$11,741	$13,809
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.43%	1.41%	1.40%	1.42%	1.45%
Interest and fee expense(3)	—	—	—	—	0.04%
Total expenses	1.43%	1.41%	1.40%	1.42%	1.49%
Net investment income	1.59%	0.88%	1.05%	1.53%	2.00%
Portfolio Turnover	100%	18%	24%	21%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	North Carolina Fund — Class I
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.420	$ 9.310	$ 9.210	$ 9.210	$ 8.840
Income (Loss) From Operations
Net investment income(1)	$ 0.214	$ 0.162	$ 0.183	$ 0.226	$ 0.257
Net realized and unrealized gain (loss)	(0.132)	(0.889)	0.103	0.012	0.373
Total income (loss) from operations	$ 0.082	$ (0.727)	$ 0.286	$ 0.238	$ 0.630
Less Distributions
From net investment income	$ (0.212)	$ (0.163)	$ (0.186)	$ (0.238)	$ (0.260)
Total distributions	$ (0.212)	$ (0.163)	$ (0.186)	$ (0.238)	$ (0.260)
Net asset value — End of year	$ 8.290	$ 8.420	$ 9.310	$ 9.210	$ 9.210
Total Return(2)	0.98%	(7.88)%	3.14%	2.64%	7.27%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$127,108	$110,681	$89,655	$64,747	$54,578
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.48%	0.46%	0.45%	0.47%	0.49%
Interest and fee expense(3)	—	—	—	—	0.04%
Total expenses	0.48%	0.46%	0.45%	0.47%	0.53%
Net investment income	2.56%	1.84%	1.98%	2.47%	2.88%
Portfolio Turnover	100%	18%	24%	21%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Oregon Fund — Class A
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 7.990	$ 8.940	$ 8.910	$ 8.830	$ 8.440
Income (Loss) From Operations
Net investment income(1)	$ 0.245	$ 0.162	$ 0.164	$ 0.216	$ 0.255
Net realized and unrealized gain (loss)	(0.163)	(0.945)	0.033	0.093	0.390
Total income (loss) from operations	$ 0.082	$ (0.783)	$ 0.197	$ 0.309	$ 0.645
Less Distributions
From net investment income	$ (0.242)	$ (0.167)	$ (0.167)	$ (0.229)	$ (0.255)
Total distributions	$ (0.242)	$ (0.167)	$ (0.167)	$ (0.229)	$ (0.255)
Net asset value — End of year	$ 7.830	$ 7.990	$ 8.940	$ 8.910	$ 8.830
Total Return(2)	1.03%	(8.84)%	2.23%	3.57%	7.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$68,300	$79,721	$92,849	$83,651	$82,490
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.70%	0.66%	0.65%	0.67%	0.70%
Interest and fee expense(3)	0.03%	—	—	—	0.07%
Total expenses	0.73%	0.66%	0.65%	0.67%	0.77%
Net investment income	3.09%	1.91%	1.83%	2.46%	2.99%
Portfolio Turnover	86%	42%	25%	36%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Oregon Fund — Class C
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.750	$ 9.790	$ 9.750	$ 9.660	$ 9.250
Income (Loss) From Operations
Net investment income(1)	$ 0.202	$ 0.107	$ 0.107	$ 0.164	$ 0.210
Net realized and unrealized gain (loss)	(0.173)	(1.034)	0.042	0.104	0.409
Total income (loss) from operations	$ 0.029	$(0.927)	$ 0.149	$ 0.268	$ 0.619
Less Distributions
From net investment income	$ (0.199)	$ (0.113)	$ (0.109)	$ (0.178)	$ (0.209)
Total distributions	$(0.199)	$(0.113)	$(0.109)	$ (0.178)	$ (0.209)
Net asset value — End of year	$ 8.580	$ 8.750	$ 9.790	$ 9.750	$ 9.660
Total Return(2)	0.33%	(9.52)%	1.54%	2.82%	6.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 4,814	$ 7,009	$ 9,935	$11,102	$10,332
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.45%	1.41%	1.40%	1.42%	1.45%
Interest and fee expense(3)	0.03%	—	—	—	0.07%
Total expenses	1.48%	1.41%	1.40%	1.42%	1.52%
Net investment income	2.33%	1.15%	1.09%	1.71%	2.26%
Portfolio Turnover	86%	42%	25%	36%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Oregon Fund — Class I
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 7.980	$ 8.940	$ 8.900	$ 8.820	$ 8.440
Income (Loss) From Operations
Net investment income(1)	$ 0.261	$ 0.179	$ 0.180	$ 0.232	$ 0.267
Net realized and unrealized gain (loss)	(0.154)	(0.956)	0.045	0.093	0.385
Total income (loss) from operations	$ 0.107	$ (0.777)	$ 0.225	$ 0.325	$ 0.652
Less Distributions
From net investment income	$ (0.257)	$ (0.183)	$ (0.185)	$ (0.245)	$ (0.272)
Total distributions	$ (0.257)	$ (0.183)	$ (0.185)	$ (0.245)	$ (0.272)
Net asset value — End of year	$ 7.830	$ 7.980	$ 8.940	$ 8.900	$ 8.820
Total Return(2)	1.36%	(8.77)%	2.55%	3.76%	7.89%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$79,202	$74,789	$77,593	$57,461	$41,343
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.50%	0.47%	0.45%	0.47%	0.49%
Interest and fee expense(3)	0.03%	—	—	—	0.07%
Total expenses	0.53%	0.47%	0.45%	0.47%	0.56%
Net investment income	3.29%	2.11%	2.02%	2.65%	3.13%
Portfolio Turnover	86%	42%	25%	36%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	South Carolina Fund — Class A
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.620	$ 9.510	$ 9.440	$ 9.390	$ 9.080
Income (Loss) From Operations
Net investment income(1)	$ 0.205	$ 0.165	$ 0.172	$ 0.216	$ 0.254
Net realized and unrealized gain (loss)	(0.082)	(0.891)	0.071	0.058	0.318
Total income (loss) from operations	$ 0.123	$ (0.726)	$ 0.243	$ 0.274	$ 0.572
Less Distributions
From net investment income	$ (0.203)	$ (0.164)	$ (0.173)	$ (0.224)	$ (0.262)
Total distributions	$ (0.203)	$ (0.164)	$ (0.173)	$ (0.224)	$ (0.262)
Net asset value — End of year	$ 8.540	$ 8.620	$ 9.510	$ 9.440	$ 9.390
Total Return(2)	1.44%	(7.69)%	2.59%	2.97%	6.41%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$70,953	$77,965	$90,752	$78,914	$72,517
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.66%	0.65%	0.64%	0.65%	0.69%
Interest and fee expense(3)	0.07%	0.02%	0.01%	0.04%	0.06%
Total expenses	0.73%	0.67%	0.65%	0.69%	0.75%
Net investment income	2.38%	1.81%	1.81%	2.31%	2.78%
Portfolio Turnover	72%	12%	20%	28%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	South Carolina Fund — Class C
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.140	$10.090	$ 10.010	$ 9.960	$ 9.640
Income (Loss) From Operations
Net investment income(1)	$ 0.148	$ 0.102	$ 0.110	$ 0.155	$ 0.198
Net realized and unrealized gain (loss)	(0.081)	(0.950)	0.078	0.058	0.327
Total income (loss) from operations	$ 0.067	$ (0.848)	$ 0.188	$ 0.213	$ 0.525
Less Distributions
From net investment income	$ (0.147)	$ (0.102)	$ (0.108)	$ (0.163)	$ (0.205)
Total distributions	$(0.147)	$ (0.102)	$ (0.108)	$ (0.163)	$ (0.205)
Net asset value — End of year	$ 9.060	$ 9.140	$10.090	$10.010	$ 9.960
Total Return(2)	0.74%	(8.44)%	1.89%	2.17%	5.53%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 4,954	$ 7,333	$ 11,030	$ 14,085	$17,750
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41%	1.40%	1.39%	1.40%	1.44%
Interest and fee expense(3)	0.07%	0.02%	0.01%	0.04%	0.06%
Total expenses	1.48%	1.42%	1.40%	1.44%	1.50%
Net investment income	1.62%	1.05%	1.09%	1.57%	2.05%
Portfolio Turnover	72%	12%	20%	28%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	South Carolina Fund — Class I
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.620	$ 9.520	$ 9.450	$ 9.400	$ 9.090
Income (Loss) From Operations
Net investment income(1)	$ 0.224	$ 0.182	$ 0.191	$ 0.234	$ 0.272
Net realized and unrealized gain (loss)	(0.084)	(0.899)	0.071	0.058	0.318
Total income (loss) from operations	$ 0.140	$ (0.717)	$ 0.262	$ 0.292	$ 0.590
Less Distributions
From net investment income	$ (0.220)	$ (0.183)	$ (0.192)	$ (0.242)	$ (0.280)
Total distributions	$ (0.220)	$ (0.183)	$ (0.192)	$ (0.242)	$ (0.280)
Net asset value — End of year	$ 8.540	$ 8.620	$ 9.520	$ 9.450	$ 9.400
Total Return(2)	1.64%	(7.60)%	2.80%	3.17%	6.62%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$96,738	$68,602	$70,780	$56,246	$41,726
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.46%	0.45%	0.44%	0.45%	0.49%
Interest and fee expense(3)	0.07%	0.02%	0.01%	0.04%	0.06%
Total expenses	0.53%	0.47%	0.45%	0.49%	0.55%
Net investment income	2.61%	2.01%	2.01%	2.50%	2.97%
Portfolio Turnover	72%	12%	20%	28%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Virginia Fund — Class A
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 7.190	$ 8.100	$ 8.060	$ 8.030	$ 7.710
Income (Loss) From Operations
Net investment income(1)	$ 0.205	$ 0.168	$ 0.176	$ 0.201	$ 0.232
Net realized and unrealized gain (loss)	(0.161)	(0.914)	0.037	0.042	0.317
Total income (loss) from operations	$ 0.044	$ (0.746)	$ 0.213	$ 0.243	$ 0.549
Less Distributions
From net investment income	$ (0.194)	$ (0.164)	$ (0.173)	$ (0.213)	$ (0.229)
Total distributions	$ (0.194)	$ (0.164)	$ (0.173)	$ (0.213)	$ (0.229)
Net asset value — End of year	$ 7.040	$ 7.190	$ 8.100	$ 8.060	$ 8.030
Total Return(2)	0.62%	(9.30)%	2.67%	3.09%	7.26%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$33,859	$38,319	$46,788	$48,031	$49,860
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.70%	0.69%	0.67%	0.68%	0.71%
Interest and fee expense(3)	0.05%	0.02%	0.01%	0.08%	0.11%
Total expenses	0.75%	0.71%	0.68%	0.76%	0.82%
Net investment income	2.87%	2.19%	2.18%	2.53%	2.98%
Portfolio Turnover	72%	19%	33%	17%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Virginia Fund — Class C
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 7.970	$ 8.980	$ 8.920	$ 8.900	$ 8.540
Income (Loss) From Operations
Net investment income(1)	$ 0.166	$ 0.122	$ 0.128	$ 0.156	$ 0.193
Net realized and unrealized gain (loss)	(0.180)	(1.013)	0.056	0.034	0.356
Total income (loss) from operations	$(0.014)	$(0.891)	$ 0.184	$ 0.190	$ 0.549
Less Distributions
From net investment income	$ (0.156)	$ (0.119)	$ (0.124)	$ (0.170)	$ (0.189)
Total distributions	$(0.156)	$(0.119)	$(0.124)	$(0.170)	$(0.189)
Net asset value — End of year	$ 7.800	$ 7.970	$ 8.980	$ 8.920	$ 8.900
Total Return(2)	(0.18)%	(9.99)%	2.08%	2.17%	6.53%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 1,584	$ 2,895	$ 4,551	$ 4,289	$ 4,114
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46%	1.44%	1.42%	1.43%	1.46%
Interest and fee expense(3)	0.05%	0.02%	0.01%	0.08%	0.11%
Total expenses	1.51%	1.46%	1.43%	1.51%	1.57%
Net investment income	2.10%	1.44%	1.42%	1.77%	2.24%
Portfolio Turnover	72%	19%	33%	17%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Financial Highlights — continued

	Virginia Fund — Class I
	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 7.210	$ 8.120	$ 8.070	$ 8.050	$ 7.730
Income (Loss) From Operations
Net investment income(1)	$ 0.220	$ 0.184	$ 0.192	$ 0.217	$ 0.247
Net realized and unrealized gain (loss)	(0.171)	(0.914)	0.048	0.032	0.318
Total income (loss) from operations	$ 0.049	$ (0.730)	$ 0.240	$ 0.249	$ 0.565
Less Distributions
From net investment income	$ (0.209)	$ (0.180)	$ (0.190)	$ (0.229)	$ (0.245)
Total distributions	$ (0.209)	$ (0.180)	$ (0.190)	$ (0.229)	$ (0.245)
Net asset value — End of year	$ 7.050	$ 7.210	$ 8.120	$ 8.070	$ 8.050
Total Return(2)	0.69%	(9.09)%	3.00%	3.17%	7.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$22,612	$19,671	$23,589	$19,401	$16,767
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.50%	0.49%	0.47%	0.48%	0.50%
Interest and fee expense(3)	0.05%	0.02%	0.01%	0.08%	0.11%
Total expenses	0.55%	0.51%	0.48%	0.56%	0.61%
Net investment income	3.08%	2.39%	2.36%	2.72%	3.16%
Portfolio Turnover	72%	19%	33%	17%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds' investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of August 31, 2023, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at August 31, 2023. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2023, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	Oregon Fund	South Carolina Fund
Floating Rate Notes Outstanding	$1,599,984	$3,099,985
Interest Rate or Range of Interest Rates (%)	4.09	4.11
Collateral for Floating Rate Notes Outstanding	$2,133,700	$3,890,616
For the year ended August 31, 2023, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
	Oregon Fund	South Carolina Fund	Virginia Fund
Average Floating Rate Notes Outstanding	$1,240,548	$3,100,000	$848,548
Average Interest Rate	3.64%	3.45%	3.38%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2023.

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat its investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds' value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2023 and August 31, 2022 was as follows:
	Year Ended August 31, 2023
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Tax-exempt income	$3,015,535	$1,869,204	$2,481,042	$4,348,718
Ordinary income	$ 589	$ 138,885	$ 18,470	$ 39,493

	Year Ended August 31, 2023
	Oregon Fund	South Carolina Fund	Virginia Fund
Tax-exempt income	$4,690,185	$3,917,831	$1,603,657
Ordinary income	$ 98,465	$ 66,026	$ 54,292

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

	Year Ended August 31, 2022
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Tax-exempt income	$2,258,900	$1,600,199	$1,734,117	$2,842,507
Ordinary income	$ 2,285	$ 81,995	$ —	$ 39,911

	Year Ended August 31, 2022
	Oregon Fund	South Carolina Fund	Virginia Fund
Tax-exempt income	$3,369,374	$2,925,491	$1,459,647
Ordinary income	$ 84,279	$ 82,872	$ 23,061
As of August 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Undistributed tax-exempt income	$ 14,035	$ 38,033	$ 36,627	$ 164,249
Deferred capital losses	(7,110,507)	(5,711,226)	(4,283,710)	(12,766,064)
Net unrealized depreciation	(2,842,305)	(3,330,861)	(936,893)	(2,305,642)
Distributions payable	(59,029)	(36,420)	(38,701)	(165,424)
Accumulated loss	$(9,997,806)	$(9,040,474)	$(5,222,677)	$(15,072,881)

	Oregon Fund	South Carolina Fund	Virginia Fund
Undistributed tax-exempt income	$ 18,720	$ 101,197	$ 24,198
Deferred capital losses	(20,401,951)	(11,437,134)	(7,908,335)
Net unrealized depreciation	(1,830,269)	(2,270,882)	(829,800)
Distributions payable	(20,364)	(101,901)	(24,698)
Accumulated loss	$(22,233,864)	$(13,708,720)	$(8,738,635)
At August 31, 2023, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Deferred capital losses:
Short-term	$3,440,769	$2,247,480	$1,291,998	$5,564,490
Long-term	$3,669,738	$3,463,746	$2,991,712	$7,201,574

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

	Oregon Fund	South Carolina Fund	Virginia Fund
Deferred capital losses:
Short-term	$ 8,485,263	$5,994,080	$3,458,417
Long-term	$11,916,688	$5,443,054	$4,449,918
The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2023, as determined on a federal income tax basis, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Aggregate cost	$117,704,118	$ 79,124,228	$ 86,856,428	$189,457,316
Gross unrealized appreciation	$ 743,140	$ 495,084	$ 1,040,475	$ 1,470,541
Gross unrealized depreciation	(3,585,445)	(3,825,945)	(1,977,368)	(3,776,183)
Net unrealized depreciation	$ (2,842,305)	$ (3,330,861)	$ (936,893)	$ (2,305,642)

	Oregon Fund	South Carolina Fund	Virginia Fund
Aggregate cost	$153,279,916	$177,866,431	$ 58,687,941
Gross unrealized appreciation	$ 2,510,315	$ 779,229	$ 882,622
Gross unrealized depreciation	(4,340,584)	(3,050,111)	(1,712,422)
Net unrealized depreciation	$ (1,830,269)	$ (2,270,882)	$ (829,800)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

For the year ended August 31, 2023, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Adviser Fee	$375,559	$227,690	$263,784	$622,529
Effective Annual Rate	0.33%	0.29%	0.31%	0.35%

	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Adviser Fee	$552,495	$558,906	$160,299
Effective Annual Rate	0.36%	0.34%	0.27%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended August 31, 2023 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
EVM's Sub-Transfer Agent Fees	$4,483	$7,370	$6,608	$16,838
EVD's Class A Sales Charges	$3,045	$1,723	$2,312	$ 8,560
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,002	$1,988	$ 663	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
EVM's Sub-Transfer Agent Fees	$6,263	$4,328	$7,053
EVD's Class A Sales Charges	$6,141	$5,705	$1,333
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$5,073	$3,572	$ —
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2023 for Class A shares amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A Distribution and Service Fees	$75,287	$62,971	$101,817	$109,062

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A Distribution and Service Fees	$146,074	$149,903	$71,039
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2023, the Funds paid or accrued to EVD the following distribution fees:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Distribution Fees	$27,333	$26,332	$38,311	$52,239

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Distribution Fees	$44,134	$45,448	$14,862
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2023 amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Service Fees	$7,289	$7,022	$10,216	$13,930

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Service Fees	$11,769	$12,119	$3,963
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2023, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A	$ —	$2,000	$2,000	$ —
Class C	$1,000	$ —	$ —	$ — (1)
(1)	Amount is less than $100.
	Oregon Fund	South Carolina Fund	Virginia Fund
Class A	$5,000	$7,000	$ —
Class C	$ —	$ —(1)	$ —
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended August 31, 2023 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Purchases	$52,837,785	$38,326,137	$64,175,990	$198,461,543
Sales	$53,084,201	$41,029,000	$47,873,243	$175,411,084

	Oregon Fund	South Carolina Fund	Virginia Fund
Purchases	$133,303,657	$138,860,546	$42,479,633
Sales	$132,992,889	$113,487,828	$44,043,422

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
Georgia Fund
	Year Ended August 31, 2023			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	506,402	$ 4,061,838	613,786	$ 5,130,453
Issued to shareholders electing to receive payments of distributions in Fund shares	110,339	879,710	77,651	652,005
Redemptions	(928,617)	(7,398,158)	(1,285,018)	(10,682,059)
Net decrease	(311,876)	$ (2,456,610)	(593,581)	$ (4,899,601)
Class C
Sales	41,813	$ 352,960	68,686	$ 637,098
Issued to shareholders electing to receive payments of distributions in Fund shares	7,022	59,891	4,482	40,159
Redemptions	(99,559)	(854,191)	(152,532)	(1,361,635)
Net decrease	(50,724)	$ (441,340)	(79,364)	$ (684,378)
Class I
Sales	3,250,983	$ 25,928,281	3,955,166	$ 32,921,495
Issued to shareholders electing to receive payments of distributions in Fund shares	171,381	1,370,333	111,771	940,412
Redemptions	(3,141,737)	(24,998,649)	(3,691,706)	(30,719,837)
Net increase	280,627	$ 2,299,965	375,231	$ 3,142,070
Maryland Fund
	Year Ended August 31, 2023			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	245,137	$ 2,001,877	704,380	$ 6,148,523
Issued to shareholders electing to receive payments of distributions in Fund shares	74,663	609,324	62,501	542,029
Redemptions	(1,187,598)	(9,700,446)	(1,434,368)	(12,314,083)
Net decrease	(867,798)	$ (7,089,245)	(667,487)	$ (5,623,531)

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

Maryland Fund (continued)
	Year Ended August 31, 2023			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class C
Sales	40,752	$ 364,170	42,249	$ 414,048
Issued to shareholders electing to receive payments of distributions in Fund shares	6,231	55,469	4,675	44,140
Redemptions	(133,758)	(1,185,605)	(155,943)	(1,494,703)
Net decrease	(86,775)	$ (765,966)	(109,019)	$ (1,036,515)
Class I
Sales	2,552,445	$ 20,840,579	1,654,665	$ 14,415,589
Issued to shareholders electing to receive payments of distributions in Fund shares	120,205	983,606	87,034	755,705
Redemptions	(2,275,857)	(18,576,820)	(1,817,591)	(15,561,014)
Net increase (decrease)	396,793	$ 3,247,365	(75,892)	$ (389,720)
Missouri Fund
	Year Ended August 31, 2023			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	2,054,111	$ 17,816,649	915,649	$ 8,384,434
Issued to shareholders electing to receive payments of distributions in Fund shares	158,168	1,363,848	103,949	955,528
Redemptions	(1,208,394)	(10,370,113)	(1,273,183)	(11,511,026)
Net increase (decrease)	1,003,885	$ 8,810,384	(253,585)	$ (2,171,064)
Class C
Sales	37,852	$ 359,604	50,257	$ 502,007
Issued to shareholders electing to receive payments of distributions in Fund shares	9,407	89,444	6,948	70,524
Redemptions	(82,378)	(778,601)	(169,246)	(1,925,208)
Net decrease	(35,119)	$ (329,553)	(112,041)	$ (1,157,739)
Class I
Sales	1,803,892	$ 15,508,473	1,136,060	$ 10,314,794
Issued to shareholders electing to receive payments of distributions in Fund shares	74,213	640,375	55,593	513,035
Redemptions	(1,043,628)	(8,984,537)	(1,378,145)	(12,477,901)
Net increase (decrease)	834,477	$ 7,164,311	(186,492)	$ (1,650,072)

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

North Carolina Fund
	Year Ended August 31, 2023			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,120,952	$ 9,392,064	684,955	$ 1,114,972
Issued to shareholders electing to receive payments of distributions in Fund shares	133,226	1,109,186	101,202	890,193
Redemptions	(1,579,911)	(13,213,278)	(1,146,648)	(9,996,094)
Net decrease	(325,733)	$ (2,712,028)	(360,491)	$ (3,103,259)
Class C
Sales	99,699	$ 892,772	197,733	$ 1,939,279
Issued to shareholders electing to receive payments of distributions in Fund shares	11,859	106,189	8,048	76,029
Redemptions	(254,805)	(2,281,284)	262,016	2,491,089
Net decrease	(143,247)	$ (1,282,323)	(56,235)	$ (475,781)
Class I
Sales	9,115,758	$ 76,404,953	8,654,169	$ 75,197,943
Issued to shareholders electing to receive payments of distributions in Fund shares	173,612	1,449,715	101,678	894,358
Redemptions	(7,099,016)	(59,228,727)	(5,238,252)	(45,496,005)
Net increase	2,190,354	$ 18,625,941	3,517,595	$ 30,596,296
Oregon Fund
	Year Ended August 31, 2023			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,304,585	$ 10,351,362	1,844,309	$ 15,346,067
Issued to shareholders electing to receive payments of distributions in Fund shares	265,740	2,107,029	185,080	1,560,587
Redemptions	(2,828,442)	(22,408,930)	(2,434,214)	(20,574,358)
Net decrease	(1,258,117)	$ (9,950,539)	(404,825)	$ (3,667,704)
Class C
Sales	12,491	$ 108,737	49,868	$ 471,952
Issued to shareholders electing to receive payments of distributions in Fund shares	14,155	122,851	10,492	96,851
Redemptions	(266,439)	(2,305,223)	(273,855)	(2,536,821)
Net decrease	(239,793)	$ (2,073,635)	(213,495)	$ (1,968,018)

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

Oregon Fund (continued)
	Year Ended August 31, 2023			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	4,559,635	$ 36,203,534	4,267,361	$ 35,964,026
Issued to shareholders electing to receive payments of distributions in Fund shares	292,086	2,313,660	187,402	1,576,364
Redemptions	(4,100,438)	(32,414,290)	(3,770,165)	(31,508,531)
Net increase	751,283	$ 6,102,904	684,598	$ 6,031,859
South Carolina Fund
	Year Ended August 31, 2023			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,588,707	$ 13,704,987	1,202,373	$ 10,850,296
Issued to shareholders electing to receive payments of distributions in Fund shares	187,279	1,606,368	159,525	1,438,146
Redemptions	(2,511,149)	(21,519,227)	(1,858,263)	(16,700,437)
Net decrease	(735,163)	$ (6,207,872)	(496,365)	$ (4,411,995)
Class C
Sales	64,973	$ 598,130	116,053	$ 1,113,084
Issued to shareholders electing to receive payments of distributions in Fund shares	9,513	86,509	9,206	88,188
Redemptions	(329,483)	(2,999,591)	(416,540)	(3,960,713)
Net decrease	(254,997)	$ (2,314,952)	(291,281)	$ (2,759,441)
Class I
Sales	6,668,241	$ 57,312,792	3,701,016	$ 32,984,846
Issued to shareholders electing to receive payments of distributions in Fund shares	178,683	1,534,527	122,995	1,110,757
Redemptions	(3,477,491)	(29,807,248)	(3,307,189)	(29,832,645)
Net increase	3,369,433	$ 29,040,071	516,822	$ 4,262,958

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

Virginia Fund
	Year Ended August 31, 2023			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	436,271	$ 3,130,931	351,269	$ 2,711,202
Issued to shareholders electing to receive payments of distributions in Fund shares	117,192	832,610	107,217	816,028
Redemptions	(1,070,011)	(7,638,300)	(906,347)	(6,837,753)
Net decrease	(516,548)	$ (3,674,759)	(447,861)	$ (3,310,523)
Class C
Sales	17,673	$ 140,242	12,034	$ 106,183
Issued to shareholders electing to receive payments of distributions in Fund shares	4,463	35,063	6,044	51,081
Redemptions	(182,204)	(1,420,190)	(161,861)	(1,335,691)
Net decrease	(160,068)	$ (1,244,885)	(143,783)	$ (1,178,427)
Class I
Sales	1,898,880	$ 13,507,574	1,578,954	$ 11,785,123
Issued to shareholders electing to receive payments of distributions in Fund shares	70,944	505,665	52,066	397,885
Redemptions	(1,493,106)	(10,625,790)	(1,807,350)	(13,720,992)
Net increase (decrease)	476,718	$ 3,387,449	(176,330)	$ (1,537,984)
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At August 31, 2023, the South Carolina Fund had a balance outstanding pursuant to this line of credit of $170,000 at an annual interest rate of 6.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at August 31, 2023. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at August 31, 2023. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2023.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

At August 31, 2023, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 113,109,153	$ —	$ 113,109,153
Taxable Municipal Obligations	—	1,752,660	—	1,752,660
Total Investments	$ —	$114,861,813	$ —	$114,861,813
Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 71,090,519	$ —	$ 71,090,519
Taxable Municipal Obligations	—	4,204,378	—	4,204,378
Trust Units	—	498,470	—	498,470
Total Investments	$ —	$ 75,793,367	$ —	$ 75,793,367
Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 85,156,504	$ —	$ 85,156,504
Taxable Municipal Obligations	—	369,240	—	369,240
Trust Units	—	393,791	—	393,791
Total Investments	$ —	$ 85,919,535	$ —	$ 85,919,535
North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 655,025	$ —	$ 655,025
Tax-Exempt Municipal Obligations	—	185,489,527	—	185,489,527
Taxable Municipal Obligations	—	568,469	—	568,469
Trust Units	—	438,653	—	438,653
Total Investments	$ —	$187,151,674	$ —	$187,151,674
Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 147,137,443	$ —	$ 147,137,443
Taxable Municipal Obligations	—	5,912,188	—	5,912,188
Total Investments	$ —	$153,049,631	$ —	$153,049,631

Eaton Vance
Municipal Income Funds
August 31, 2023
Notes to Financial Statements  — continued

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 175,415,836	$ —	$ 175,415,836
Taxable Municipal Obligations	—	2,711,442	—	2,711,442
Trust Units	—	568,256	—	568,256
Total Investments	$ —	$178,695,534	$ —	$178,695,534
Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 57,390,748	$ —	$ 57,390,748
Taxable Municipal Obligations	—	467,393	—	467,393
Total Investments	$ —	$ 57,858,141	$ —	$ 57,858,141

Eaton Vance
Municipal Income Funds
August 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 18, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
August 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended August 31, 2023, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
Georgia Municipal Income Fund	99.98%
Maryland Municipal Income Fund	93.08%
Missouri Municipal Income Fund	99.26%
North Carolina Municipal Income Fund	99.10%
Oregon Municipal Income Fund	97.94%
South Carolina Municipal Income Fund	98.34%
Virginia Municipal Income Fund	96.73%

Eaton Vance
Municipal Income Funds
August 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
Municipal Income Funds
August 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:
•  Eaton Vance Georgia Municipal Income Fund
•  Eaton Vance Maryland Municipal Income Fund

Eaton Vance
Municipal Income Funds
August 31, 2023
Board of Trustees’ Contract Approval — continued

•  Eaton Vance Missouri Municipal Income Fund
•  Eaton Vance North Carolina Municipal Income Fund
•  Eaton Vance Oregon Municipal Income Fund
•  Eaton Vance South Carolina Municipal Income Fund
•  Eaton Vance Virginia Municipal Income Fund
(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2022.

Eaton Vance
Municipal Income Funds
August 31, 2023
Board of Trustees’ Contract Approval — continued

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group and primary and secondary benchmark indexes for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index
Eaton Vance Georgia Municipal Income Fund	Higher	Higher	Lower	Equal
Eaton Vance Maryland Municipal Income Fund	Lower	Higher	Lower	Lower
Eaton Vance Missouri Municipal Income Fund	Consistent	Equal	Lower	Lower
Eaton Vance North Carolina Municipal Income Fund	Higher	Higher	Lower	Higher
Eaton Vance Oregon Municipal Income Fund	Higher	Higher	Lower	Lower
Eaton Vance South Carolina Municipal Income Fund	Higher	Higher	Higher	Higher
Eaton Vance Virginia Municipal Income Fund	Lower	Higher	Lower	Lower
The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee with respect to Eaton Vance Maryland Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund, the Board noted certain actions taken by the Adviser to address Fund performance and determined to continue to monitor and evaluate their effectiveness over time. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisoryand related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

Eaton Vance
Municipal Income Funds
August 31, 2023
Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of each Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Municipal Income Funds
August 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of each Fund's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Funds to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for each Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, "MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 126 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Municipal Income Funds
August 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance's Global Income Investments. Also Vice President of Calvert Research and Management ("CRM").
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Municipal Income Funds
August 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for each Fund includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445    8.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)–(d)

The following tables present the aggregate fees billed to each Fund for the Funds’ fiscal years ended August 31, 2022 and August 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/22	8/31/23
Audit Fees	$41,450	$41,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$41,450	$41,900

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/22	8/31/23
Audit Fees	$40,550	$41,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$40,550	$41,000

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/22	8/31/23
Audit Fees	$40,950	$41,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$40,950	$41,400

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/22	8/31/23
Audit Fees	$41,350	$41,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$41,350	$41,800

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/22	8/31/23
Audit Fees	$41,150	$41,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$41,150	$41,600

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/22	8/31/23
Audit Fees	$41,150	$41,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$41,150	$41,600

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/22	8/31/23
Audit Fees	$40,350	$40,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$350	$0
All Other Fees(3)	$0	$0

Total	$40,700	$40,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/21	7/31/22	8/31/22	9/30/22	7/31/23	8/31/23
Audit Fees	$293,350	$276,300	$286,950	$321,150	$284,000	$290,100
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$58,033	$3,400	$350	$3,650	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$351,383	$279,700	$287,300	$324,800	$284,000	$290,100

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/21	7/31/22	8/31/22	9/30/22	7/31/23	8/31/23
Registrant(1)	$58,033	$3,400	$350	$3,650	$0	$0
Eaton Vance(2)	$51,800	$0	$0	$52,836	$0	$52,836

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 23, 2023

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	October 23, 2023